UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-06324

Exact name of registrant as specified in charter:	Delaware Group® Global & International Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2016

Item 1. Reports to Stockholders

Semiannual report

Global / international equity mutual funds

Delaware Emerging Markets Fund

Delaware Global Value Fund

Delaware International Value Equity Fund

May 31, 2016

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawareinvestments.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Emerging Markets Fund, Delaware Global Value Fund, and Delaware International Value Equity Fund at delawareinvestments.com/literature.

Manage your investments online

●	24-hour access to your account information
●	Obtain share prices
●	Check your account balance and recent transactions
●	Request statements or literature
●	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Neither Delaware Investments nor its affiliates referred to in this document are authorized deposit-taking institutions for the purpose of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of Macquarie Group Limited and an affiliate of Delaware Investments. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by U.S. laws and regulations.

Unless otherwise noted, views expressed herein are current as of May 31, 2016, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2016 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from December 1, 2015 to May 31, 2016 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Dec. 1, 2015 to May 31, 2016.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from December 1, 2015 to May 31, 2016 (Unaudited)

Delaware Emerging Markets Fund

Expense analysis of an investment of $1,000

Beginning Account Value 12/1/15		Ending Account Value 5/31/16	Annualized Expense Ratio	Expenses Paid During Period 12/1/15 to 5/31/16*
Actual Fund return†
Class A	$1,000.00	$1,008.90	1.79%	$8.99
Class C	1,000.00	1,005.00	2.54%	12.73
Class R	1,000.00	1,007.80	2.04%	10.24
Institutional Class	1,000.00	1,010.00	1.54%	7.74
Class R6**	1,000.00	958.70	1.32%	1.02
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,016.05	1.79%	$9.02
Class C	1,000.00	1,012.30	2.54%	12.78
Class R	1,000.00	1,014.80	2.04%	10.28
Institutional Class	1,000.00	1,017.30	1.54%	7.77
Class R6**	1,000.00	1,018.40	1.32%	6.66
Delaware Global Value Fund Expense analysis of an investment of $1,000
Beginning Account Value 12/1/15		Ending Account Value 5/31/16	Annualized Expense Ratio	Expenses Paid During Period 12/1/15 to 5/31/16*
Actual Fund return†
Class A	$1,000.00	$989.30	1.55%	$7.71
Class C	1,000.00	986.20	2.30%	11.42
Institutional Class	1,000.00	990.20	1.30%	6.47
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.25	1.55%	$7.82
Class C	1,000.00	1,013.50	2.30%	11.58
Institutional Class	1,000.00	1,018.50	1.30%	6.56

Delaware International Value Equity Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 12/1/15	Ending Account Value 5/31/16	Annualized Expense Ratio	Expenses Paid During Period 12/1/15 to 5/31/16*
Actual Fund return†
Class A	$1,000.00	$995.80	1.36%	$6.79
Class C	1,000.00	991.80	2.11%	10.51
Class R	1,000.00	994.70	1.61%	8.03
Institutional Class	1,000.00	996.90	1.11%	5.54
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.20	1.36%	$6.86
Class C	1,000.00	1,014.45	2.11%	10.63
Class R	1,000.00	1,016.95	1.61%	8.12
Institutional Class	1,000.00	1,019.45	1.11%	5.60

*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

**	The Class R6 shares commenced operations on May 2, 2016. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during the period for “Actual” are equal to the Class R6 annualized expense ratio, multiplied by the average account value over the period, multiplied by 29/366 (to reflect the actual days since inception).

Security type / country and sector allocations

Delaware Emerging Markets Fund	As of May 31, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / country	Percentage of net assets
Common Stock by Country	94.62%
Argentina	3.80%
Bahrain	0.06%
Brazil	12.03%
Canada	0.03%
Chile	0.73%
China/Hong Kong	29.04%
Cyprus	0.33%
France	0.07%
India	8.30%
Indonesia	0.67%
Malaysia	0.28%
Mexico	4.69%
Peru	0.79%
Poland	0.06%
Republic of Korea	10.86%
Russia	11.40%
South Africa	0.51%
Taiwan	5.83%
Turkey	3.74%
United Kingdom	0.09%
United States	1.31%
Preferred Stock	4.46%
Exchange-Traded Fund	0.82%
Participation Notes	0.00%
Short-Term Investments	0.25%
Total Value of Securities	100.15%
Liabilities Net of Receivables and Other Assets	(0.15%)
Total Net Assets	100.00%

Common stock, participation notes and preferred stock by sector²	Percentage of net assets
Consumer Discretionary	6.69%
Consumer Staples	10.09%
Energy	14.26%
Financials	12.92%
Industrials	1.93%
Information Technology*	35.67%
Materials	3.98%
Telecommunication Service	13.08%
Utilities	0.46%
Total	99.08%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

*	To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is divided into various sub-categories or “industries,” in this case, electronics, internet, and semiconductors. As of May 31, 2016, such amounts, as a percentage of total net assets, were 1.19%, 24.79%, and 9.69%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the “Information Technology sector” for financial reporting purposes may exceed 25%.

Security type / country and sector allocations

Delaware Global Value Fund	As of May 31, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / country	Percentage of net assets
Common Stock by Country	99.12%
Australia	1.10%
Canada	4.57%
France	7.54%
Germany	3.75%
Indonesia	1.29%
Israel	2.41%
Italy	1.14%
Japan	13.29%
Netherlands	3.06%
Republic of Korea	1.57%
Russia	0.92%
Sweden	1.82%
Switzerland	1.72%
United Kingdom	7.11%
United States	47.83%
Short-Term Investments	0.67%
Securities Lending Collateral	1.59%
Total Value of Securities	101.38%
Obligation to Return Securities Lending Collateral	(1.59%)
Receivables and Other Assets Net of Liabilities	0.21%
Total Net Assets	100.00%

Common stock by sector	Percentage of net assets
Consumer Discretionary	14.43%
Consumer Staples	6.99%
Energy	5.32%
Financials	21.51%
Healthcare	12.57%
Industrials	14.84%
Information Technology	15.51%
Materials	0.69%
Telecommunication Services	7.26%
Total	99.12%

Security type / country and sector allocations

Delaware International Value Equity Fund	As of May 31, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / country	Percentage of net assets
Common Stock by Country	98.90%
Australia	1.23%
Canada	5.62%
China/Hong Kong	6.62%
Denmark	2.35%
France	17.84%
Germany	6.64%
Indonesia	1.48%
Israel	3.23%
Italy	1.44%
Japan	23.29%
Netherlands	4.30%
Republic of Korea	2.28%
Russia	1.10%
Sweden	4.75%
Switzerland	4.99%
United Kingdom	11.74%
Short-Term Investments	0.71%
Securities Lending Collateral	3.42%
Total Value of Securities	103.03%
Obligation to Return Securities Lending Collateral	(3.42%)
Receivables and Other Assets Net of Liabilities	0.39%
Total Net Assets	100.00%

Common stock by sector	Percentage of net assets
Consumer Discretionary	16.72%
Consumer Staples	9.65%
Energy	5.21%
Financials	15.93%
Healthcare	12.05%
Industrials	19.47%
Information Technology	6.98%
Materials	4.47%
Telecommunication Services	7.03%
Utilities	1.39%
Total	98.90%

Schedules of investments

Delaware Emerging Markets Fund	May 31, 2016 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 94.62%Δ

Argentina – 3.80%
Arcos Dorados Holdings Class A @†	3,864,818	$16,850,606
Cresud ADR @†	1,459,225	18,036,021
Grupo Clarin Class B GDR 144A #@=	353,200	6,867,690
IRSA Inversiones y Representaciones ADR @†	883,986	13,259,790

		55,014,107

Bahrain – 0.06%
Aluminum Bahrain GDR 144A #@	221,400	833,815

		833,815

Brazil – 12.03%
Aes Tiete Energia	493,000	1,978,221
B2W Cia Digital @†	5,402,365	15,249,093
Braskem ADR	411,400	4,772,240
BRF ADR	1,311,941	16,399,264
Centrais Eletricas Brasileiras †	2,140,204	4,649,270
Cia Brasileira de Distribuicao ADR	615,908	6,861,215
Gerdau @	2,764,900	3,006,989
Gol Linhas Aereas Inteligentes ADR	480,000	3,091,200
Hypermarcas	2,800,000	21,928,271
Itau Unibanco Holding ADR	4,510,000	36,125,100
Rumo Logistica Operadora Multimodal †	1,439,651	1,828,647
Telefonica Brasil ADR	2,699,863	31,102,422
Tim Participacoes ADR	2,300,000	22,724,000
Usinas Siderurgicas de Minas Gerais NVDR †	235,733	105,028
Vale ADR	1,131,557	4,447,019

		174,267,979

Canada – 0.03%
Gran Tierra Energy †	134,900	402,002

		402,002

Chile – 0.73%
Latam Airlines Group ADR †	300,000	1,803,000
Sociedad Quimica y Minera de Chile ADR	400,000	8,784,000

		10,587,000

China/Hong Kong – 29.04%
Alibaba Group Holding ADR †	315,000	25,830,000
Baidu ADR †	377,000	67,309,580
China Mengniu Dairy	8,120,000	13,437,982
China Mobile ADR	390,000	22,015,500
China Petroleum & Chemical	30,000,000	20,461,345
China Telecom	10,000,000	4,658,495
Guangshen Railway	11,000,000	5,322,524
JD.com ADR †	340,000	8,367,400
Kunlun Energy	10,004,000	8,187,812

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

China/Hong Kong (continued)
Qunar Cayman Islands ADR †	204,441	$6,640,244
SINA †	1,594,800	86,135,148
Sinofert Holdings	14,000,000	1,765,595
Sohu.com @†	1,550,000	64,743,500
Tencent Holdings	2,000,000	44,603,159
Tianjin Development Holdings @	15,559,550	7,208,362
Uni-President China Holdings @	28,685,000	26,061,333
Vipshop Holdings ADR †	220,000	2,567,400
Weibo ADR †	200,000	5,318,000

		420,633,379

Cyprus – 0.33%
QIWI ADR	385,284	4,750,552

		4,750,552

France – 0.07%
Vallourec	258,011	1,003,043

		1,003,043

India – 8.30%
ICICI Bank	4,700,000	17,089,322
Indiabulls Real Estate GDR †	102,021	155,174
RattanIndia Infrastructure GDR =†	300,961	16,550
Reliance Communications †	10,114,849	7,057,920
Reliance Industries	3,000,000	42,707,141
Reliance Industries GDR 144A #	1,451,526	41,223,338
Tata Chemicals	1,866,909	11,978,073

		120,227,518

Indonesia – 0.67%
Astra International	20,000,000	9,663,250

		9,663,250

Malaysia – 0.28%
UEM Sunrise	17,000,000	4,117,220

		4,117,220

Mexico – 4.69%
Fomento Economico Mexicano ADR	120,022	10,883,595
Grupo Financiero Santander Mexico Class B ADR	2,322,400	20,971,272
Grupo Lala	2,800,000	6,731,196
Grupo Televisa ADR	1,100,000	29,414,000

		68,000,063

Schedules of investments

Delaware Emerging Markets Fund

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

Peru – 0.79%
Cia de Minas Buenaventura ADR †	1,200,000	$11,472,000

		11,472,000

Poland – 0.06%
Jastrzebska Spolka Weglowa †	254,155	889,375

		889,375

Republic of Korea – 10.86%
KB Financial Group ADR	380,000	10,928,800
LG Uplus	1,840,040	17,832,239
Lotte Chilsung Beverage	8,000	13,035,744
Lotte Confectionery @	80,000	14,566,202
Samsung Electronics	48,000	52,035,576
SK Telecom ADR	2,351,046	48,972,288

		157,370,849

Russia – 11.40%
Chelyabinsk Zinc Plant GDR @†	143,300	904,352
Enel OGK-5 GDR	21,161	10,280
Etalon Group GDR 144A #@=	1,616,300	3,652,838
Gazprom ADR	4,000,000	17,488,000
MegaFon GDR	450,000	5,040,000
Mobile TeleSystems ADR	1,200,000	10,512,000
Rosneft GDR	7,730,000	37,397,740
Sberbank of Russia =	12,000,000	23,854,240
Sberbank of Russia ADR @	1,400,000	11,956,000
Surgutneftegas ADR	500,000	2,535,000
TPlus †	36,096	300
X5 Retail Group GDR †	526,952	10,301,912
Yandex Class A †	2,010,000	41,406,000

		165,058,662

South Africa – 0.51%
Sun International	290,543	1,341,217
Tongaat Hulett @	838,307	5,970,895

		7,312,112

Taiwan – 5.83%
Hon Hai Precision Industry	7,000,000	17,192,794
MediaTek	5,000,000	33,729,398
Taiwan Semiconductor Manufacturing	7,000,000	33,591,414

		84,513,606

Turkey – 3.74%
Akbank	10,000,000	26,997,730
Turk Telekomunikasyon	951,192	1,942,918
Turkcell Iletisim Hizmetleri ADR †	1,906,850	17,543,020

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

Turkey (continued)
Turkiye Sise ve Cam Fabrikalari	6,461,222	$7,704,177

		54,187,845

United Kingdom – 0.09%
Griffin Mining @†	3,056,187	1,305,796

		1,305,796

United States – 1.31%
Yahoo †	500,000	18,970,000

		18,970,000

Total Common Stock (cost $1,800,465,334)		1,370,580,173

Preferred Stock – 4.46%Δ

Brazil – 1.73%
Braskem Class A 6.47%	1,049,994	6,078,668
Petroleo Brasileiro Class A ADR †	4,000,000	17,640,000
Usinas Siderurgicas de Minas Gerais SA †	3,000,000	1,353,221

		25,071,889

Republic of Korea – 1.46%
Samsung Electronics 1.89%	23,662	21,084,951

		21,084,951

Russia – 1.27%
AK Transneft =†	7,239	18,454,375

		18,454,375

Total Preferred Stock (cost $58,959,955)		64,611,215

Exchange-Traded Fund – 0.82%

iShares MSCI Turkey	300,500	11,917,830

Total Exchange-Traded Fund (cost $13,682,561)		11,917,830

Participation Notes – 0.00%

Lehman Indian Oil
CW 12 LEPO 144A =†	172,132	0
Lehman Oil & Natural Gas
CW 12 LEPO =†	254,590	0

Total Participation Notes (cost $8,559,056)		0

Schedules of investments

Delaware Emerging Markets Fund

	Principal amount°	Value (U.S. $)

Short-Term Investments – 0.25%

Discount Notes – 0.25%≠
Federal Home Loan Bank
0.325% 8/3/16	528,562	$528,189
0.335% 7/12/16	160,858	160,799
0.335% 7/13/16	967,053	966,690
0.335% 7/21/16	223,414	223,314
0.34% 7/22/16	1,260,677	1,260,103
0.35% 7/25/16	426,931	426,726

Total Short-Term Investments (cost $3,565,819)		3,565,821

Total Value of Securities – 100.15% (cost $1,885,232,725)		$1,450,675,039

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2016, the aggregate value of Rule 144A securities was $52,577,681, which represents 3.63% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
@	Illiquid security. At May 31, 2016, the aggregate value of illiquid securities was $210,473,282, which represents 14.53% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At May 31, 2016, the aggregate value of fair valued securities was $52,845,693, which represents 3.65% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
Δ	Securities have been classified by country of origin. Aggregate classification by business sectors has been presented on page 5 in “Security type / country and sector allocations.”

Summary of abbreviations:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

LEPO – Low Exercise Price Option

NVDR – Non-voting Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Global Value Fund	May 31, 2016 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 99.12%Δ

Australia – 1.10%
Coca-Cola Amatil	33,279	$213,585

		213,585

Canada – 4.57%
CGI Group Class A †	12,243	572,588
Suncor Energy	11,300	312,110

		884,698

France – 7.54%
AXA	14,385	361,403
Sanofi	5,512	451,935
TOTAL	6,416	311,785
Vinci	4,439	333,831

		1,458,954

Germany – 3.75%
Bayerische Motoren Werke	3,564	300,941
STADA Arzneimittel	7,956	423,668

		724,609

Indonesia – 1.29%
Bank Rakyat Indonesia Persero	329,531	249,681

		249,681

Israel – 2.41%
Teva Pharmaceutical Industries ADR	9,000	466,830

		466,830

Italy – 1.14%
UniCredit	69,085	221,071

		221,071

Japan – 13.29%
East Japan Railway	4,000	366,099
ITOCHU	22,353	280,889
Japan Tobacco	13,300	528,709
Mitsubishi UFJ Financial Group	29,654	148,303
Nippon Telegraph & Telephone	7,736	339,173
Nitori Holdings	3,614	367,487
Sumitomo Rubber Industries	22,000	323,836
Toyota Motor	4,150	216,729

		2,571,225

Netherlands – 3.06%
ING Groep CVA	30,741	382,913
Koninklijke Philips	7,737	208,500

		591,413

Schedules of investments

Delaware Global Value Fund

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

Republic of Korea – 1.57%
Samsung Electronics	281	$304,625

		304,625

Russia – 0.92%
Mobile TeleSystems ADR	20,300	177,828

		177,828

Sweden – 1.82%
Tele2 Class B	40,101	351,909

		351,909

Switzerland – 1.72%
Aryzta †	8,340	331,922

		331,922

United Kingdom – 7.11%
Meggitt	56,096	315,237
Playtech	27,734	341,232
Rio Tinto	4,770	134,200
Standard Chartered	39,942	306,200
Tesco †	116,760	279,200

		1,376,069

United States – 47.83%
American Airlines Group *	12,000	382,920
Apple	5,900	589,174
AT&T	13,700	536,355
Caterpillar *	4,800	348,048
Cintas *	3,500	331,800
Delphi Automotive	4,700	319,412
Goldman Sachs Group	2,900	462,492
Halliburton	9,600	404,928
International Business Machines	1,600	245,984
Johnson & Johnson	3,800	428,222
JPMorgan Chase	7,900	515,633
Lowe’s *	3,400	272,442
Mylan †	5,800	251,372
NASDAQ OMX Group	8,800	580,888
Omnicom Group	4,300	358,319
Oracle	14,700	590,940
Pfizer	11,800	409,460
Target	6,100	419,558
Travelers	4,000	456,560
Viacom Class B	4,800	212,976
Wells Fargo	9,400	476,768

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

United States (continued)
WESCO International *†	5,200	$303,316
Western Union	18,300	355,935

		9,253,502

Total Common Stock (cost $17,990,655)		19,177,921

	Principal amount°

Short-Term Investments – 0.67%

Discount Notes – 0.67%≠
Federal Home Loan Bank
0.325% 8/3/16	18,398	18,385
0.33% 7/13/16	60,090	60,068
0.335% 7/12/16	9,584	9,580
0.335% 7/21/16	13,311	13,305
0.34% 7/22/16	6,523	6,520
0.35% 7/25/16	21,780	21,770

Total Short-Term Investments (cost $129,628)		129,628

Total Value of Securities Before Securities Lending Collateral – 99.79% (cost $18,120,283)		19,307,549

	Number of shares

Securities Lending Collateral – 1.59%**

Separate Account
Delaware Global Value Fund	306,800	306,800

Total Securities Lending Collateral (cost $306,800)		306,800

Total Value of Securities – 101.38% (cost $18,427,083)		$19,614,349■

*	Fully or partially on loan.

**	See Note 8 in “Notes to financial statements” for additional information on securities lending collateral and non-cash collateral.

≠	The rate shown is the effective yield at the time of purchase.

■	Includes $1,008,227 of securities loaned.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

†	Non-income-producing security.

Δ	Securities have been classified by country of origin. Aggregate classification by business sectors has been presented on page 7 in “Security type / country and sector allocations.”

Schedules of investments

Delaware Global Value Fund

Summary of abbreviations:

ADR – American Depositary Receipt

CVA – Dutch Certificate

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware International Value Equity Fund	May 31, 2016 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 98.90%Δ

Australia – 1.23%
Coca-Cola Amatil	481,419	$3,089,757

		3,089,757

Canada – 5.62%
Alamos Gold	239,095	1,529,727
CGI Group Class A †	155,373	7,266,577
Suncor Energy	143,100	3,952,478
Yamana Gold	317,372	1,338,367

		14,087,149

China/Hong Kong – 6.62%
CNOOC	3,212,000	3,835,841
Techtronic Industries	1,195,000	4,805,681
Yue Yuen Industrial Holdings	2,111,500	7,961,516

		16,603,038

Denmark – 2.35%
Carlsberg Class B	60,961	5,882,066

		5,882,066

France – 17.84%
AXA	280,922	7,057,782
Kering	19,619	3,168,491
Publicis Groupe	34,407	2,490,689
Rexel	160,311	2,451,696
Sanofi	104,429	8,562,257
Teleperformance	86,992	7,586,529
TOTAL	108,626	5,278,679
Vinci	107,911	8,115,340

		44,711,463

Germany – 6.64%
Bayerische Motoren Werke	61,693	5,209,296
Deutsche Post	202,877	5,917,541
STADA Arzneimittel *	103,666	5,520,363

		16,647,200

Indonesia – 1.48%
Bank Rakyat Indonesia Persero	4,909,400	3,719,787

		3,719,787

Israel – 3.23%
Teva Pharmaceutical Industries ADR	156,300	8,107,281

		8,107,281

Italy – 1.44%
UniCredit	1,126,435	3,604,571

		3,604,571

Schedules of investments

Delaware International Value Equity Fund

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

Japan – 23.29%
East Japan Railway	79,444	$7,271,097
ITOCHU	612,560	7,697,451
Japan Tobacco	176,600	7,020,302
Mitsubishi UFJ Financial Group	1,588,957	7,946,579
Nippon Telegraph & Telephone	231,756	10,160,973
Nitori Holdings	61,894	6,293,642
Sumitomo Rubber Industries	299,600	4,410,060
Toyota Motor	145,000	7,572,448

		58,372,552

Netherlands – 4.30%
ING Groep CVA	422,745	5,265,761
Koninklijke Philips	204,843	5,520,188

		10,785,949

Republic of Korea – 2.28%
Samsung Electronics	5,263	5,705,484

		5,705,484

Russia – 1.10%
Mobile TeleSystems ADR	315,000	2,759,400

		2,759,400

Sweden – 4.75%
Nordea Bank	740,399	7,185,324
Tele2 Class B	536,864	4,711,281

		11,896,605

Switzerland – 4.99%
Aryzta †	112,921	4,494,119
Novartis	101,023	8,018,828

		12,512,947

United Kingdom – 11.74%
Meggitt	753,001	4,231,563
National Grid	239,471	3,492,657
Playtech	368,010	4,527,897
Rexam *	621,659	5,658,887
Rio Tinto	95,285	2,680,767
Standard Chartered	670,263	5,138,314
Tesco †	1,548,597	3,703,046

		29,433,131

Total Common Stock (cost $247,401,726)		247,918,380

	Principal amount°	Value (U.S. $)

Short-Term Investments – 0.71%

Discount Notes – 0.71%≠
Federal Home Loan Bank
0.31% 7/13/16	589,276	$589,055
0.325% 8/3/16	167,817	167,699
0.335% 7/12/16	243,260	243,171
0.335% 7/21/16	337,861	337,710
0.34% 7/22/16	192,082	191,994
0.53% 8/15/16	246,045	245,838

Total Short-Term Investments (cost $1,775,418)		1,775,467

Total Value of Securities Before Securities Lending Collateral – 99.61% (cost $249,177,144)		249,693,847

	Number of shares

Securities Lending Collateral – 3.42%**

Separate Account
Delaware International Value Equity Fund	8,566,921	8,566,921

Total Securities Lending Collateral (cost $8,566,921)		8,566,921

Total Value of Securities – 103.03% (cost $257,744,065)		$258,260,768■

*	Fully or partially on loan.

**	See Note 8 in “Notes to financial statements” for additional information on securities lending collateral and non-cash collateral.

≠	The rate shown is the effective yield at the time of purchase.

■	Includes $8,135,998 of securities loaned.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

†	Non-income-producing security.

Δ	Securities have been classified by country of origin. Aggregate classification by business sectors has been presented on page 9 in “Security type / country and sector allocations.”

Summary of abbreviations:

ADR – American Depositary Receipt

CVA – Dutch Certificate

See accompanying notes, which are an integral part of the financial statement.

Statements of assets and liabilities
May 31, 2016 (Unaudited)

	Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
Assets:
Investments, at value[1,2]	$1,447,109,218	$19,177,921	$247,918,380
Short-term investments, at value[3]	3,565,821	129,628	1,775,467
Short-term investments held as collateral for loaned securities, at value[4]	—	306,800	8,566,921
Cash	2,913,562	6,991	—
Foreign currencies, at value[5]	2,896,869	12,636	259,813
Dividends and interest receivable	3,984,692	61,684	1,404,711
Receivable for fund shares sold	2,698,768	34,076	105,993
Securities lending income receivable	—	137	380

Total assets	1,463,168,930	19,729,873	260,031,665

Liabilities:
Cash overdraft	—	—	128,409
Payable for securities purchased	9,730,808	—	—
Payable for fund shares redeemed	2,228,960	17,421	311,755
Obligation to return securities lending collateral	—	306,800	8,566,921
Investment management fees payable	1,292,928	10,361	179,291
Other accrued expenses	1,076,064	22,059	114,147
Distribution fees payable	161,323	6,433	33,948
Dividend disbursing and transfer agent fees and expenses payable to affiliates	25,169	334	4,352
Audit and tax fees payable	18,138	18,138	18,138
Trustees’ fees and expenses payable	8,939	115	1,492
Accounting and administration expenses payable to affiliates	5,780	77	999
Legal fees payable to affiliates	2,938	36	492
Reports and statements to shareholders payable to affiliates	500	7	87
Deferred capital gain tax	114,759	—	—

Total liabilities	14,666,306	381,781	9,360,031

Total Net Assets	$1,448,502,624	$19,348,092	$250,671,634

	Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
Net Assets Consist of:
Paid-in capital	$1,984,050,584	$39,649,995	$427,093,759
Undistributed (distributions in excess of) net investment income	(27,976,623)	119,543	2,892,577
Accumulated net realized loss on investments	(72,820,731)	(21,608,510)	(179,821,838)
Net unrealized appreciation (depreciation) of investments	(434,672,445)	1,187,266	516,703
Net unrealized appreciation (depreciation) of foreign currencies	(78,161)	(202)	(9,567)

Total Net Assets	$1,448,502,624	$19,348,092	$250,671,634

Net Asset Value
Class A:
Net assets	$244,024,291	$13,120,917	$62,821,308
Shares of beneficial interest outstanding, unlimited authorization, no par	18,907,663	1,197,432	4,932,426
Net asset value per share	$12.91	$10.96	$12.74
Sales charge	5.75%	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$13.70	$11.63	$13.52

Class C:
Net assets	$114,453,306	$4,392,554	$23,887,719
Shares of beneficial interest outstanding, unlimited authorization, no par	9,493,775	408,755	1,904,359
Net asset value per share	$12.06	$10.75	$12.54

Class R:
Net assets	$28,911,142	$—	$1,444,504
Shares of beneficial interest outstanding, unlimited authorization, no par	2,224,756	—	113,751
Net asset value per share	$13.00	$—	$12.70

Statements of assets and liabilities

	Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
Institutional Class:
Net assets	$1,061,111,963	$1,834,621	$162,518,103
Shares of beneficial interest outstanding, unlimited authorization, no par	81,681,630	166,897	12,712,409
Net asset value per share	$12.99	$10.99	$12.78

Class R6:
Net assets	$1,922	$—	$—
Shares of beneficial interest outstanding, unlimited authorization, no par	148	—	—
Net asset value per share	$12.99	$—	$—

[1]Investments, at cost	$1,881,666,906	$17,990,655	$247,401,726
[2]Including securities on loan	—	1,008,227	8,135,998
[3]Short-term investments, at cost	3,565,819	129,628	1,775,418
[4]Short-term investments held as collateral for loaned securities, at cost	—	306,800	8,566,921
[5]Foreign currencies, at cost	2,971,330	12,647	262,464

See accompanying notes, which are an integral part of the financial statements.

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Statements of operations

Delaware International Funds	Six months ended May 31, 2016 (Unaudited)

	Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund

Investment Income:
Dividends	$14,219,064	$305,204	$5,077,041
Interest	4,026	242	3,834
Securities lending income	—	2,356	27,758
Foreign tax withheld	(1,202,874)	(22,400)	(594,851)

	13,020,216	285,402	4,513,782

Expenses:
Management fees	8,347,423	82,824	1,052,274
Distribution expenses — Class A	311,040	16,495	78,216
Distribution expenses — Class C	575,130	21,959	121,053
Distribution expenses — Class R	63,897	—	3,659
Dividend disbursing and transfer agent fees and expenses	1,452,459	17,837	156,062
Custodian fees	535,601	2,086	30,677
Accounting and administration expenses	226,912	3,192	40,544
Reports and statements to shareholders	88,845	4,077	22,511
Registration fees	84,110	23,121	34,078
Legal fees	64,964	853	7,957
Trustees’ fees and expenses	35,700	497	6,304
Audit and tax	27,087	18,245	18,313
Other	35,414	5,494	11,284

	11,848,582	196,680	1,582,932
Less expenses waived	(209,036)	(31,431)	—
Less expense paid indirectly	(1,693)	(61)	(252)

Total operating expenses	11,637,853	165,188	1,582,680

Net Investment Income	1,382,363	120,214	2,931,102

	Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(9,297,483)	$(127,506)	$(360,168)
Foreign currencies	63,390	375	(663)
Foreign currency exchange contracts	(391,612)	2,737	18,190

Net realized loss	(9,625,705)	(124,394)	(342,641)

Net change in unrealized appreciation (depreciation) of:
Investments[1]	11,595,643	(305,809)	(3,198,448)
Foreign currencies	(66,565)	833	30,347

Net change in unrealized appreciation (depreciation)	11,529,078	(304,976)	(3,168,101)

Net Realized and Unrealized Gain (Loss)	1,903,373	(429,370)	(3,510,742)

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,285,736	$(309,156)	$(579,640)

1Includes $1,224,653 decrease in capital gains taxes accrued for Delaware Emerging Markets Fund.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Emerging Markets Fund

	Six months ended 5/31/16 (Unaudited)	Year ended 11/30/15

Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,382,363	$1,568,531
Net realized loss	(9,625,705)	(45,885,925)
Net change in unrealized appreciation (depreciation)	11,529,078	(512,167,865)

Net increase (decrease) in net assets resulting from operations	3,285,736	(556,485,259)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(84,127)	(1,603,971)
Class R	—	(21,450)
Institutional Class	(3,161,089)	(15,526,139)

Return of capital:
Class A	—	(334,544)
Class C	—	(171,542)
Class R	—	(29,430)
Institutional Class	—	(1,518,749)

Net realized gain:
Class A	—	(8,253,184)
Class C	—	(4,341,441)
Class R	—	(295,110)
Institutional Class	—	(49,453,826)

	(3,245,216)	(81,549,386)

	Six months ended 5/31/16 (Unaudited)	Year ended 11/30/15

Capital Share Transactions:
Proceeds from shares sold:
Class A	$49,649,199	$88,623,991
Class C	5,291,204	23,043,605
Class R	7,318,966	18,689,087
Institutional Class	243,543,312	661,781,543
Class R6	2,000	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	81,518	9,332,668
Class C	—	4,336,236
Class R	—	345,702
Institutional Class	2,509,155	48,825,603

	308,395,354	854,978,435

Cost of shares redeemed:
Class A	(81,828,829)	(165,314,154)
Class C	(22,224,751)	(53,166,527)
Class R	(3,122,315)	(4,930,704)
Institutional Class	(437,048,984)	(1,409,738,748)

	(544,224,879)	(1,633,150,133)

Decrease in net assets derived from capital share transactions	(235,829,525)	(778,171,698)

Net Decrease in Net Assets	(235,789,005)	(1,416,206,343)

Net Assets:
Beginning of period	1,684,291,629	3,100,497,972

End of period	$1,448,502,624	$1,684,291,629

Distributions in excess of net investment income	$(27,976,623)	$(26,113,770)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Global Value Fund

	Six months ended 5/31/16 (Unaudited)	Year ended 11/30/15

Increase (Decrease) in Net Assets from Operations:
Net investment income	$120,214	$132,847
Net realized gain (loss)	(124,394)	1,336,754
Net change in unrealized appreciation (depreciation)	(304,976)	(2,479,852)

Net decrease in net assets resulting from operations	(309,156)	(1,010,251)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(104,081)	(75,087)
Institutional Class	(20,540)	(15,983)

	(124,621)	(91,070)

Capital Share Transactions:
Proceeds from shares sold:
Class A	525,271	1,205,345
Class C	273,756	825,664
Institutional Class	116,699	289,535

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	100,258	70,874
Institutional Class	17,485	13,960

	1,033,469	2,405,378

	Six months ended 5/31/16 (Unaudited)	Year ended 11/30/15

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(1,643,814)	$(3,025,305)
Class C	(409,258)	(1,355,317)
Institutional Class	(297,466)	(483,191)

	(2,350,538)	(4,863,813)

Decrease in net assets derived from capital share transactions	(1,317,069)	(2,458,435)

Net Decrease in Net Assets	(1,750,846)	(3,559,756)

Net Assets:
Beginning of period	21,098,938	24,658,694

End of period	$19,348,092	$21,098,938

Undistributed net investment income	$119,543	$123,950

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware International Value Equity Fund

	Six months ended 5/31/16 (Unaudited)	Year ended 11/30/15

Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,931,102	$3,496,810
Net realized gain (loss)	(342,641)	12,906,383
Net change in unrealized appreciation (depreciation)	(3,168,101)	(22,248,353)

Net decrease in net assets resulting from operations	(579,640)	(5,845,160)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(843,910)	(1,451,343)
Class C	(133,918)	(350,383)
Class R	(16,051)	(39,553)
Institutional Class	(2,426,729)	(3,998,532)

	(3,420,608)	(5,839,811)

Capital Share Transactions:
Proceeds from shares sold:
Class A	5,782,283	9,250,945
Class C	1,225,270	4,251,688
Class R	309,166	501,786
Institutional Class	27,956,963	43,438,290

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	822,166	1,411,159
Class C	129,562	337,636
Class R	16,050	39,553
Institutional Class	2,410,920	3,967,791

	38,652,380	63,198,848

	Six months ended 5/31/16 (Unaudited)	Year ended 11/30/15

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(9,166,240)	$(14,968,607)
Class C	(3,418,975)	(5,615,616)
Class R	(299,464)	(1,328,545)
Institutional Class	(27,200,044)	(60,368,997)

	(40,084,723)	(82,281,765)

Decrease in net assets derived from capital share transactions	(1,432,343)	(19,082,917)

Net Decrease in Net Assets	(5,432,591)	(30,767,888)

Net Assets:
Beginning of period	256,104,225	286,872,113

End of period	$250,671,634	$256,104,225

Undistributed net investment income	$2,892,577	$3,382,083

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Emerging Markets Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/16[1] (Unaudited)	Year ended

	11/30/15	11/30/14	11/30/13	11/30/12	11/30/11

$ 12.800	$ 16.080	$ 16.230	$ 13.500	$ 13.050	$ 14.860

0.005	(0.010)	0.008	0.023	0.077	0.094
0.109	(2.857)	(0.041)	2.816	0.642	(1.819)
0.114	(2.867)	(0.033)	2.839	0.719	(1.725)

(0.004)	(0.065)	(0.117)	(0.109)	(0.130)	(0.085)
—	(0.016)	—	—	—	—
—	(0.332)	—	—	(0.139)	—
(0.004)	(0.413)	(0.117)	(0.109)	(0.269)	(0.085)

$ 12.910	$ 12.800	$ 16.080	$ 16.230	$ 13.500	$ 13.050

0.89%	(18.15% )	(0.20% )	21.16%	5.67%	(11.70% )

$244,024	$274,075	$423,620	$498,686	$470,670	$542,207
1.79%	1.75%	1.69%	1.71%	1.70%	1.78%
1.83%	1.75%	1.69%	1.75%	1.75%	1.83%
0.09%	(0.08% )	0.01%	0.16%	0.59%	0.63%
0.05%	(0.08% )	0.01%	0.12%	0.54%	0.58%
4%	12%	26%	24%	15%	19%

Financial highlights

Delaware Emerging Markets Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/16[1] (Unaudited)		Year ended

		11/30/15	11/30/14	11/30/13	11/30/12	11/30/11

$ 12.000		$ 15.140	$ 15.300	$ 12.740	$ 12.320	$ 14.050

(0.038)		(0.108)	(0.116)	(0.083)	(0.020)	(0.017)
0.098		(2.684)	(0.032)	2.660	0.605	(1.713)
0.060		(2.792)	(0.148)	2.577	0.585	(1.730)

—		—	(0.012)	(0.017)	(0.026)	—
—		(0.016)	—	—	—	—
—		(0.332)	—	—	(0.139)	—
—		(0.348)	(0.012)	(0.017)	(0.165)	—

$ 12.060		$ 12.000	$ 15.140	$ 15.300	$ 12.740	$ 12.320

0.50%		(18.74% )	(0.97% )	20.25%	4.85%	(12.31%	)

$114,454		$131,723	$198,428	$180,168	$155,040	$194,124
2.54%		2.50%	2.44%	2.46%	2.45%	2.53%
2.58%		2.50%	2.44%	2.46%	2.45%	2.53%
(0.66%	)	(0.83% )	(0.74% )	(0.59% )	(0.16% )	(0.12%	)
(0.70%	)	(0.83% )	(0.74% )	(0.59% )	(0.16% )	(0.12%	)
4%		12%	26%	24%	15%	19%

Financial highlights

Delaware Emerging Markets Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/16[1]		Year ended

(Unaudited)		11/30/15	11/30/14	11/30/13	11/30/12	11/30/11

$12.900		$ 16.200	$16.350	$ 13.600	$13.140	$ 14.960

(0.010)		(0.045)	(0.055)	(0.014)	0.044	0.056
0.110		(2.884)	(0.018)	2.839	0.649	(1.833)
0.100		(2.929)	(0.073)	2.825	0.693	(1.777)

—		(0.023)	(0.077)	(0.075)	(0.094)	(0.043)
—		(0.016)	—	—	—	—
—		(0.332)	—	—	(0.139)	—
—		(0.371)	(0.077)	(0.075)	(0.233)	(0.043)

$13.000		$ 12.900	$16.200	$ 16.350	$13.600	$ 13.140

0.78%		(18.37%)	(0.44% )	20.86%	5.41%	(11.93% )

$28,911		$ 24,299	$14,173	$ 5,282	$ 2,691	$ 1,500
2.04%		2.00%	1.94%	1.96%	1.95%	2.03%
2.08%		2.00%	1.94%	2.04%	2.05%	2.13%
(0.16%	)	(0.33%)	(0.24% )	(0.09% )	0.34%	0.38%
(0.20%	)	(0.33%)	(0.24% )	(0.17% )	0.24%	0.28%
4%		12%	26%	24%	15%	19%

Financial highlights

Delaware Emerging Markets Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/16[1]	Year ended

(Unaudited)	11/30/15	11/30/14	11/30/13	11/30/12	11/30/11

$ 12.900	$ 16.210	$ 16.360	$ 13.600	$ 13.160	$ 14.970

0.021	0.024	0.039	0.061	0.111	0.131
0.107	(2.880)	(0.035)	2.841	0.635	(1.821)
0.128	(2.856)	0.004	2.902	0.746	(1.690)

(0.038)	(0.106)	(0.154)	(0.142)	(0.167)	(0.120)
—	(0.016)	—	—	—	—
—	(0.332)	—	—	(0.139)	—
(0.038)	(0.454)	(0.154)	(0.142)	(0.306)	(0.120)

$ 12.990	$ 12.900	$ 16.210	$ 16.360	$ 13.600	$ 13.160

1.00%	(17.96%)	0.04%	21.50%	5.86%	(11.42% )

$1,061,112	$1,254,194	$2,464,277	$1,974,807	$1,217,065	$1,672,668
1.54%	1.50%	1.44%	1.46%	1.45%	1.53%
1.58%	1.50%	1.44%	1.46%	1.45%	1.53%
0.34%	0.17%	0.26%	0.41%	0.84%	0.88%
0.30%	0.17%	0.26%	0.41%	0.84%	0.88%
4%	12%	26%	24%	15%	19%

Financial highlights

Delaware Emerging Markets Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

5/2/16[1]
to
5/31/16
(Unaudited)

Net asset value, beginning of period	$ 13.550

Income (loss) from investment operations:
Net investment income[2]	0.010
Net realized and unrealized loss	(0.570)
Total from investment operations	(0.560)

Net asset value, end of period	$ 12.990

Total return[3]	(4.13% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 2
Ratio of expenses to average net assets	1.32%
Ratio of expenses to average net assets prior to fees waived	1.41%
Ratio of net investment income to average net assets	0.17%
Ratio of net investment income to average net assets prior to fees waived	0.08%
Portfolio turnover	4%

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

This page intentionally left blank.

Financial highlights

Delaware Global Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/16[1]	Year ended

(Unaudited)	11/30/15	11/30/14	11/30/13	11/30/12	11/30/11

$11.160	$11.710	$11.270	$ 9.010	$ 8.310	$ 8.300

0.073	0.082	0.067	0.075	0.093	0.101
(0.193)	(0.580)	0.444	2.286	0.699	(0.053)
(0.120)	(0.498)	0.511	2.361	0.792	0.048

(0.080)	(0.052)	(0.071)	(0.101)	(0.092)	(0.038)
(0.080)	(0.052)	(0.071)	(0.101)	(0.092)	(0.038)

$10.960	$11.160	$11.710	$ 11.270	$ 9.010	$ 8.310

(1.07%)	(4.27%)	4.57%	26.46%	9.65%	0.55%

$13,121	$14,457	$16,950	$ 16,951	$16,479	$17,989
1.55%	1.64%	1.55%	1.55%	1.55%	1.55%
1.87%	1.89%	1.80%	1.82%	1.81%	1.88%
1.38%	0.71%	0.58%	0.75%	1.08%	1.12%
1.06%	0.46%	0.32%	0.48%	0.82%	0.79%
8%	14%	43%	27%	69%	40%

Financial highlights

Delaware Global Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Amount is less than (0.01%).

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/16[1]	Year ended

(Unaudited)	11/30/15		11/30/14		11/30/13	11/30/12	11/30/11

$10.900	$11.480		$11.060		$ 8.850	$ 8.150	$ 8.170

0.033	(0.004)		(0.020)		(0.001)	0.028	0.033
(0.183)	(0.576)		0.440		2.248	0.698	(0.053)
(0.150)	(0.580)		0.420		2.247	0.726	(0.020)

—	—		—		(0.037)	(0.026)	—
—	—		—		(0.037)	(0.026)	—

$10.750	$10.900		$11.480		$ 11.060	$ 8.850	$ 8.150

(1.38% )	(5.05%	)	3.80%		25.48%	8.94%	(0.24% )

$ 4,392	$ 4,601		$ 5,361		$ 5,882	$ 5,878	$ 6,745
2.30%	2.39%		2.30%		2.30%	2.30%	2.30%
2.62%	2.64%		2.55%		2.53%	2.51%	2.58%
0.63%	(0.04%	)	(0.17%	)	0.00% [4]	0.33%	0.37%
0.31%	(0.29%	)	(0.43%	)	(0.23% )	0.12%	0.09%
8%	14%		43%		27%	69%	40%

Financial highlights

Delaware Global Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/16[1]	Year ended

(Unaudited)	11/30/15	11/30/14	11/30/13	11/30/12	11/30/11

$11.210	$11.770	$11.320	$ 9.050	$ 8.340	$ 8.340

0.086	0.112	0.096	0.101	0.115	0.124
(0.197)	(0.591)	0.451	2.291	0.709	(0.066)
(0.111)	(0.479)	0.547	2.392	0.824	0.058

(0.109)	(0.081)	(0.097)	(0.122)	(0.114)	(0.058)
(0.109)	(0.081)	(0.097)	(0.122)	(0.114)	(0.058)

$10.990	$11.210	$11.770	$ 11.320	$ 9.050	$ 8.340

(0.98% )	(4.09% )	4.88%	26.75%	10.03%	0.65%

$ 1,835	$ 2,041	$ 2,348	$ 2,112	$ 1,932	$ 1,685
1.30%	1.39%	1.30%	1.30%	1.30%	1.30%
1.62%	1.64%	1.55%	1.53%	1.51%	1.58%
1.63%	0.96%	0.83%	1.00%	1.33%	1.37%
1.31%	0.71%	0.57%	0.77%	1.12%	1.09%
8%	14%	43%	27%	69%	40%

Financial highlights

Delaware International Value Equity Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/16[1]	Year ended

(Unaudited)	11/30/15	11/30/14	11/30/13	11/30/12	11/30/11

$12.960	$13.530	$14.260	$ 11.590	$ 10.710	$ 11.570

0.140	0.166	0.272	0.169	0.164	0.211
(0.196)	(0.469)	(0.857)	2.654	0.909	(0.966)
(0.056)	(0.303)	(0.585)	2.823	1.073	(0.755)

(0.164)	(0.267)	(0.145)	(0.153)	(0.193)	(0.105)
(0.164)	(0.267)	(0.145)	(0.153)	(0.193)	(0.105)

$12.740	$12.960	$13.530	$ 14.260	$ 11.590	$ 10.710

(0.42% )	(2.23% )	(4.13% )	24.64%	10.25%	(6.64% )

$62,821	$66,785	$74,118	$104,289	$ 93,440	$103,418
1.36%	1.40%	1.42%	1.45%	1.47%	1.59%
1.36%	1.40%	1.42%	1.51%	1.50%	1.59%
2.28%	1.24%	1.85%	1.31%	1.49%	1.70%
2.28%	1.24%	1.85%	1.25%	1.46%	1.70%
8%	13%	26%	30%	34%	42%

Financial highlights

Delaware International Value Equity Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/16[1]	Year ended

(Unaudited)	11/30/15	11/30/14	11/30/13	11/30/12	11/30/11

$12.710	$13.270	$13.990	$11.380	$ 10.510	$11.370

0.092	0.064	0.158	0.071	0.083	0.122
(0.197)	(0.461)	(0.828)	2.612	0.896	(0.954)
(0.105)	(0.397)	(0.670)	2.683	0.979	(0.832)

(0.065)	(0.163)	(0.050)	(0.073)	(0.109)	(0.028)
(0.065)	(0.163)	(0.050)	(0.073)	(0.109)	(0.028)

$12.540	$12.710	$13.270	$13.990	$ 11.380	$10.510

(0.82% )	(2.99% )	(4.80% )	23.60%	9.53%	(7.35% )

$23,888	$26,402	$28,609	$33,566	$ 30,510	$33,164
2.11%	2.15%	2.17%	2.20%	2.20%	2.29%
2.11%	2.15%	2.17%	2.22%	2.20%	2.29%
1.53%	0.49%	1.10%	0.56%	0.76%	1.00%
1.53%	0.49%	1.10%	0.54%	0.76%	1.00%
8%	13%	26%	30%	34%	42%

Financial highlights

Delaware International Value Equity Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/16[1]	Year ended

(Unaudited)	11/30/15	11/30/14	11/30/13	11/30/12	11/30/11

$12.900	$13.470	$14.200	$ 11.540	$ 10.660	$11.520

0.124	0.132	0.233	0.136	0.138	0.186
(0.194)	(0.470)	(0.851)	2.651	0.911	(0.965)
(0.070)	(0.338)	(0.618)	2.787	1.049	(0.779)

(0.130)	(0.232)	(0.112)	(0.127)	(0.169)	(0.081)
(0.130)	(0.232)	(0.112)	(0.127)	(0.169)	(0.081)

$12.700	$12.900	$13.470	$ 14.200	$ 11.540	$10.660

(0.53%)	(2.50%)	(4.37%)	24.28%	10.13%	(6.85% )

$ 1,445	$ 1,449	$ 2,317	$ 2,898	$ 2,288	$ 2,321
1.61%	1.65%	1.67%	1.70%	1.70%	1.79%
1.61%	1.65%	1.67%	1.80%	1.80%	1.89%
2.03%	0.99%	1.60%	1.06%	1.26%	1.50%
2.03%	0.99%	1.60%	0.96%	1.16%	1.40%
8%	13%	26%	30%	34%	42%

Financial highlights

Delaware International Value Equity Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/16[1]	Year ended

(Unaudited)	11/30/15	11/30/14	11/30/13	11/30/12	11/30/11

$ 13.020	$ 13.600	$ 14.330	$ 11.650	$ 10.770	$11.630

0.156	0.200	0.300	0.203	0.194	0.250
(0.199)	(0.478)	(0.852)	2.659	0.916	(0.972)
(0.043)	(0.278)	(0.552)	2.862	1.110	(0.722)

(0.197)	(0.302)	(0.178)	(0.182)	(0.230)	(0.138)
(0.197)	(0.302)	(0.178)	(0.182)	(0.230)	(0.138)

$ 12.780	$ 13.020	$ 13.600	$ 14.330	$ 11.650	$10.770

(0.31%)	(2.03%)	(3.88%)	24.91%	10.59%	(6.36% )

$162,518	$161,468	$181,828	$178,614	$107,817	$90,093
1.11%	1.15%	1.17%	1.20%	1.20%	1.29%
1.11%	1.15%	1.17%	1.22%	1.20%	1.29%
2.53%	1.49%	2.10%	1.56%	1.76%	2.00%
2.53%	1.49%	2.10%	1.54%	1.76%	2.00%
8%	13%	26%	30%	34%	42%

Notes to financial statements

Delaware International Funds	May 31, 2016 (Unaudited)

Delaware Group® Global & International Funds (Trust) is organized as a Delaware statutory trust and offers five series: Delaware Asia Select Fund (formerly, Delaware Macquarie Asia Select Fund), Delaware Emerging Markets Fund, Delaware Focus Global Growth Fund, Delaware Global Value Fund, and Delaware International Value Equity Fund. These financial statements and the related notes pertain to Delaware Emerging Markets Fund, Delaware Global Value Fund, and Delaware International Value Equity Fund (each, a Fund or collectively, the Funds). The Trust is an open-end investment company. Each Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. As of May 2, 2016, Emerging Markets Fund also offers Class R6 shares. As of May 31, 2016, Delaware Global Value Fund has not commenced operations of its Class R shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees.

The investment objective of Delaware Emerging Markets Fund and Delaware Global Value Fund is to seek long-term capital appreciation.

The investment objective of Delaware International Value Equity Fund is to seek long-term growth without undue risk to principal.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation  –  Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment company securities are valued at net asset value per share, as reported by the underlying investment company. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes  –  No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (Nov. 30, 2012–Nov. 30, 2015), and has concluded that no provision for federal income tax is required in any Fund’s financial statements. In regard to foreign taxes only, each Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of each Fund.

Class Accounting  –  Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements  –  Each Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with each Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At May 31, 2016, the Funds had no open repurchase agreements.

Foreign Currency Transactions  –  Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with each Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds generally do not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included on the “Statements of operations” under “Net realized and unrealized gain (loss) on investments.” Each Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates  –  Each Fund is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, each Fund follows the accounting and reporting guidelines for

Notes to financial statements

Delaware International Funds

1. Significant Accounting Policies (continued)

investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other  –  Expenses directly attributable to a Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that a Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. Each Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes.

Each Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended May 31, 2016.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended May 31, 2016, each Fund earned the following amounts under this agreement:

Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
$1,693	$61	$252

During the six months ended May 31, 2016, Delaware Emerging Markets Fund frequently maintained a negative cash balance with its custodian, which is considered a form of borrowing or leverage. If that Fund maintains a negative cash balance and the Fund’s investments decrease in value, the Fund’s losses will be greater than if the Fund did not maintain a negative cash balance. Each Fund is required to pay interest to the custodian on negative cash balances. During the six months ended May 31, 2016, Delaware Emerging Markets Fund had an average outstanding overdraft balance equal to 2.72% of its average net assets for which it was charged interest of $174,263, which is included on the “Statements of operations” under “Custodian fees.” The average borrowing rate charged on the overdraft was 0.92%.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective Investment Management Agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund’s average daily net assets as follows:

	Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
On the first $500 million	1.25%	0.85%	0.85%
On the next $500 million	1.20%	0.80%	0.80%
On the next $1.5 billion	1.15%	0.75%	0.75%
In excess of $2.5 billion	1.10%	0.70%	0.70%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Funds to the extent necessary to ensure that annual operating expenses (excluding any 12b-1 fees, taxes, interest, short sale dividend and interest expenses, acquired fund fees and expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed specified percentages of average daily net assets of each Fund as shown below. The expense waivers were in effect from Dec. 1, 2015 through May 31, 2016* for Delaware Global Value Fund and Delaware International Value Equity Fund and May 2, 2016 through May 31, 2016** for Delaware Emerging Markets Fund. Prior to May 2, 2016, Delaware Emerging Markets Fund had no management fee waiver. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Funds’ Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Funds and may only be terminated by agreement of DMC and the Funds.

	Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
Operating expense limitation as a percentage of average daily net assets (per annum)	1.45%[1]	1.30%	1.21%

1The expense limitation is 1.32% for Class R6.

Notes to financial statements

Delaware International Funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended May 31, 2016, each Fund was charged for these services as follows:

Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
$33,014	$464	$5,896

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended May 31, 2016, each Fund was charged for these services as follows:

Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
$145,061	$2,040	$25,915

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. Institutional Class and Class R6 shares pay no distribution and service expenses.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal Fees.” For the six months ended May 31, 2016, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
$16,124	$215	$2,805

For the six months ended May 31, 2016, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
$9,731	$1,235	$2,664

For the six months ended May 31, 2016, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
Class A	$ 919	$ 2	$ —
Class C	7,447	29	966

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

* The contractual period is from March 28, 2015 through May 2, 2017.

**The contractual period is from May 2, 2016 through May 2, 2017.

3. Investments

For the six months ended May 31, 2016, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
Purchases	$ 55,829,534	$1,461,643	$21,062,721
Sales	358,179,777	2,624,661	20,612,039

Notes to financial statements

Delaware International Funds

3. Investments (continued)

At May 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2016, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for each Fund were as follows:

	Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
Cost of investments	$1,885,232,725	$18,427,083	$257,444,065

Aggregate unrealized appreciation of investments	$166,648,421	$3,956,296	$48,061,411
Aggregate unrealized depreciation of investments	(601,206,107)	(2,769,030)	(47,544,708)

Net unrealized appreciation (depreciation) of investments	$(434,557,686)	$1,187,266	$516,703

Capital loss carryforwards remaining at Nov. 30, 2015 will expire as follows:
		Delaware Global Value Fund	Delaware International Value Equity Fund
Year of expiration
2016		$8,883,816	$50,123,353
2017		12,542,677	113,289,581
2019		—	8,738,476

Total		$21,426,493	$172,151,410

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, each Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act are as follows:

	Loss carryforward character
	Short-term	Long-term
Delaware Emerging Markets Fund	$23,820,350	$37,792,915

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Notes to financial statements

Delaware International Funds

3. Investments (continued)

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of May 31, 2016:

	Delaware Emerging Markets Fund
Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$48,146,417	$6,867,690	$—	$55,014,107
Bahrain	—	833,815	—	833,815
Brazil	174,267,979	—	—	174,267,979
Canada	402,002	—	—	402,002
Chile	10,587,000	—	—	10,587,000
China/Hong Kong	420,633,379	—	—	420,633,379
Cyprus	4,750,552	—	—	4,750,552
France	1,003,043	—	—	1,003,043
India	120,210,968	16,550	—	120,227,518
Indonesia	9,663,250	—	—	9,663,250
Malaysia	4,117,220	—	—	4,117,220
Mexico	68,000,063	—	—	68,000,063
Peru	11,472,000	—	—	11,472,000
Poland	889,375	—	—	889,375
Republic of Korea	157,370,849	—	—	157,370,849
Russia	136,636,952	28,421,710	—	165,058,662
South Africa	7,312,112	—	—	7,312,112
Taiwan	84,513,606	—	—	84,513,606
Turkey	54,187,845	—	—	54,187,845
United Kingdom	1,305,796	—	—	1,305,796
United States	18,970,000	—	—	18,970,000
Preferred Stock[1]	46,156,840	18,454,375	—	64,611,215
Exchange-Traded Fund	11,917,830	—	—	11,917,830
Participation Notes	—	—	—	—
Short-Term Investments	—	3,565,821	—	3,565,821

Total Value of Securities	$1,392,515,078	$58,159,961	$—	$1,450,675,039

1Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 71.44% and 28.56%, respectively, of the total market value of this security type. Level 1 investments represent exchange traded investments and Level 2 investments represent investments with observable inputs.

	Delaware Global Value Fund
Securities	Level 1	Level 2	Total
Common Stock
Australia	$213,585	$—	$213,585
Canada	884,698	—	884,698
France	1,458,954	—	1,458,954
Germany	724,609	—	724,609
Indonesia	249,681	—	249,681
Israel	466,830	—	466,830
Italy	221,071	—	221,071
Japan	2,571,225	—	2,571,225
Netherlands	591,413	—	591,413
Republic of Korea	304,625	—	304,625
Russia	177,828	—	177,828
Sweden	351,909	—	351,909
Switzerland	331,922	—	331,922
United Kingdom	1,376,069	—	1,376,069
United States	9,253,502	—	9,253,502
Short-Term Investments	—	129,628	129,628
Securities Lending Collateral	—	306,800	306,800

Total Value of Securities	$19,177,921	$436,428	$19,614,349

Notes to financial statements

Delaware International Funds

3. Investments (continued)

	Delaware International Value Equity Fund
Securities	Level 1	Level 2	Total
Common Stock
Australia	$3,089,757	$—	$3,089,757
Canada	14,087,149	—	14,087,149
China/Hong Kong	16,603,038	—	16,603,038
Denmark	5,882,066	—	5,882,066
France	44,711,463	—	44,711,463
Germany	16,647,200	—	16,647,200
Indonesia	3,719,787	—	3,719,787
Israel	8,107,281	—	8,107,281
Italy	3,604,571	—	3,604,571
Japan	58,372,552	—	58,372,552
Netherlands	10,785,949	—	10,785,949
Republic of Korea	5,705,484	—	5,705,484
Russia	2,759,400	—	2,759,400
Sweden	11,896,605	—	11,896,605
Switzerland	12,512,947	—	12,512,947
United Kingdom	29,433,131	—	29,433,131
Short-Term Investments	—	1,775,467	1,775,467
Securities Lending Collateral	—	8,566,921	8,566,921

Total Value of Securities	$247,918,380	$10,342,388	$258,260,768

The securities that have been valued at zero on the “Schedules of investments” are considered to be Level 3 securities in these tables.

During the six months ended May 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to each Fund. This does not include transfers between Level 1 investments and Level 2 investments due to each Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in each Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that each Fund’s net asset value is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that each Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to each Fund’s net assets at the end of the year.

At May 31, 2016, Delaware Global Value Fund and Delaware International Value Equity Fund had no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Emerging Markets Fund		Delaware Global Value Fund		Delaware International Value Equity Fund

	Six months ended 5/31/16	Year ended 11/30/15	Six months ended 5/31/16	Year ended 11/30/15	Six months ended 5/31/16	Year ended 11/30/15
Shares sold:
Class A	4,004,667	6,347,742	49,011	104,296	466,704	688,161
Class C	463,743	1,743,497	25,472	73,821	100,767	322,130
Class R	596,495	1,337,364	—	—	25,149	37,840
Institutional Class	19,612,792	47,267,532	10,908	25,026	2,311,008	3,214,516
Class R6	148	—	—	—	—	—

Shares issued upon reinvestment of dividends and distributions:
Class A	6,537	639,662	9,275	6,136	65,407	109,477
Class C	—	314,905	—	—	10,423	26,523
Class R	—	23,453	—	—	1,279	3,076
Institutional Class	200,093	3,328,262	1,614	1,207	191,191	307,105

	24,884,475	61,002,417	96,280	210,486	3,171,928	4,708,828

Shares redeemed:
Class A	(6,512,506)	(11,916,634)	(156,601)	(261,616)	(753,755)	(1,120,263)
Class C	(1,947,689)	(4,183,293)	(38,772)	(118,728)	(283,958)	(427,070)
Class R	(255,087)	(352,306)	—	—	(24,980)	(100,574)
Institutional Class	(35,322,752)	(105,391,312)	(27,696)	(43,643)	(2,188,435)	(4,489,914)

	(44,038,034)	(121,843,545)	(223,069)	(423,987)	(3,251,128)	(6,137,821)

Net decrease	(19,153,559)	(60,841,128)	(126,789)	(213,501)	(79,200)	(1,428,993)

Notes to financial statements

Delaware International Funds

4. Capital Shares (continued)

For each Fund, certain shareholders may exchange shares of one class of shares for shares of another class in the same Fund. For the six months ended May 31, 2016 and the year ended Nov. 30, 2015, exchange transactions were as follows:

	Six months ended
	5/31/16
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Value
Delaware Emerging Markets Fund	653	3,389	87	87	3,801	$ 45,755
Delaware International Value Equity Fund	—	23,819	—	—	23,434	289,629

	Year ended
	11/30/15
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Value
Delaware Emerging Markets Fund	12,941	18,540	7,274	10,623	26,891	$529,639
Delaware International Value Equity Fund	—	6,404	—	—	6,277	85,559

These exchange transactions are included as subscriptions and redemptions in the tables on the previous page and the “Statements of changes in net assets.” For the six months ended May 31, 2016 and the year ended Nov. 30, 2015, Delaware Global Value Fund had no exchange transactions.

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $275,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 9, 2015.

On Nov. 9, 2015, each Fund along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement, with the exception of the annual commitment fee. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.10%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The line of credit available under the agreement expires on Nov. 7, 2016.

The Funds had no amounts outstanding as of May 31, 2016 or at any time during the period then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – Each Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between each Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended May 31, 2016, Delaware Emerging Markets Fund entered into foreign currency exchange contracts and foreign cross currency exchange contracts to facilitate or expedite the settlement of portfolio transactions. Delaware Global Value Fund and Delaware International Value Equity Fund entered into foreign currency exchange contracts and foreign cross currency contracts in order to hedge the U.S. dollar value of securities they already own that are denominated in foreign currencies.

At May 31, 2016, the Funds experienced net realized gains or losses attributable to foreign currency holdings, which are disclosed on the “Statements of operations.”

Notes to financial statements

Delaware International Funds

6. Derivatives (continued)

Derivatives Generally. The table below summarizes the average balance of derivative holdings by each Fund during the six months ended May 31, 2016.

	Long Derivatives Volume
	Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
Foreign currency exchange contracts (average cost)	$59,140	$6,501	$109,915

	Short Derivatives Volume
	Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
Foreign currency exchange contracts (average cost)	$1,213,171	$15,801	$161,513

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statements of assets and liabilities” and requires an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing.

In order to better define its contractual rights and to secure rights that will help each Fund mitigate its counterparty risk, the Funds entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statements of assets and liabilities.”

At May 31, 2016, The Funds had no assets and liabilities subject to offsetting provisions.

8. Securities Lending

Each Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Prior to Dec. 29, 2015, cash collateral received was generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust), a pooled account established by BNY Mellon for the use of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust sought to maintain a NAV per unit of $1.00. Under the previous investment guidelines, the Collective Trust was permitted to invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust would generally have a dollar-weighted average portfolio maturity of 60 days or less.

On Dec. 29, 2015, the assets in the Collective Trust were transferred to a series of individual separate accounts, each corresponding to a Fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by U.S. Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities or establishments; obligations of supranational organizations, commercial paper, notes, bonds and other debt obligations; certificates of deposit, time deposits and other bank obligations; and asset-backed securities.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect

Notes to financial statements

Delaware International Funds

8. Securities Lending (continued)

to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.

Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.

At May 31, 2016, the values of securities on loan and the values of invested collateral for each Fund are presented below, for which cash collateral was received and invested in accordance with the Lending Agreement. These investments are presented on the “Schedules of investments” under the caption “Securities Lending Collateral.”

	Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
Values of securities on loan	$—	$1,008,227	$8,135,998
Values of non-cash collateral	—	716,512	—
Values of invested collateral	—	306,800	8,566,921

9. Credit and Market Risk

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by each Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by each Fund.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. When monitoring compliance with the Funds’ illiquid limit, certain holdings that are common to multiple clients of the investment manager may be aggregated and considered illiquid in the aggregate solely for monitoring purposes. For purposes of determining illiquidity for financial reporting purposes, only the holdings of each Fund will be considered. Rule 144A and illiquid securities have been identified on the “Schedules of investments.”

10. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In May, 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share.” The amendments in this update are effective for the Funds for fiscal years beginning after Dec. 15, 2015, and interim periods within those fiscal years. ASU NO. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at NAV per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statement disclosures.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2016 that would require recognition or disclosure in the Funds’ financial statements.

About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Investments®

Family of Funds

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Investments

Family of Funds

Private Investor

Rosemont, PA

	Ann D. Borowiec Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	John A. Fry President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY

Frances A.

Sevilla-Sacasa

Chief Executive Officer

Banco Itaú

International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and

Treasurer

3M Corporation

St. Paul, MN

Affiliated officers
David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Emerging Markets Fund, Delaware Global Value Fund, and Delaware International Value Equity Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com/literature.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Forms N-Q are available without charge on the Funds’ website at delawareinvestments.com/literature. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com/proxy; and (ii) on the SEC’s website at sec.gov.

Semiannual report

Global / international equity mutual fund

Delaware Asia Select Fund

(formerly, Delaware Macquarie Asia Select Fund)

May 31, 2016

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Asia Select Fund at delawareinvestments.com/literature.

Manage your investments online

●	24-hour access to your account information

●	Obtain share prices

●	Check your account balance and recent transactions

●	Request statements or literature

●	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Neither Delaware Investments nor its affiliates referred to in this document are authorized deposit-taking institutions for the purpose of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of Macquarie Group Limited and an affiliate of Delaware Investments. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by U.S. laws and regulations.

Unless otherwise noted, views expressed herein are current as of May 31, 2016, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2016 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the period from December 22, 2015* to May 31, 2016 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from Dec. 22, 2015* to May 31, 2016.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the period from December 22, 2015* to May 31, 2016 (Unaudited)

Delaware Asia Select Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 12/1/15	Ending Account Value 5/31/16	Annualized Expense Ratio	Expenses Paid During Period 12/1/15 to 5/31/16
Actual Fund return*
Class A	$1,000.00	$954.90	1.54%	$6.66
Class C	1,000.00	951.40	2.09%	9.03
Institutional Class	1,000.00	954.90	1.30%	5.62
Hypothetical 5% return (5% return before expenses)**
Class A	$1,000.00	$1,017.30	1.54%	$7.77
Class C	1,000.00	1,014.55	2.09%	10.53
Institutional Class	1,000.00	1,018.50	1.30%	6.56

*	The Fund commenced operations on Dec. 22, 2015. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during period for “Actual” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 162/366 (to reflect the actual days since inception).

**	“Expenses Paid During Period” for Hypothetical are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

2

Security type / country and sector allocations

Delaware Asia Select Fund	As of May 31, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / country	Percentage of net assets
Common Stock by Country	86.68%
China/Hong Kong	32.76%
India	1.76%
Indonesia	2.93%
Malaysia	2.20%
Philippines	0.69%
Republic of Korea	18.27%
Singapore	3.00%
Taiwan	17.03%
Thailand	6.78%
United States	1.26%
Exchange-Traded Funds	8.23%
Short-Term Investments	3.86%
Total Value of Securities	98.77%
Receivables and Other Assets Net of Liabilities	1.23%
Total Net Assets	100.00%

Common stock by sector	Percentage of net assets
Consumer Discretionary	19.50%
Consumer Staples	17.27%
Financials	15.54%
Healthcare	3.18%
Industrials	10.28%
Information Technology	9.60%
Telecommunication Services	11.31%
Total	86.68%

3

Schedule of investments
Delaware Asia Select Fund	May 31, 2016 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 86.68%Δ

China/Hong Kong – 32.76%
AIA Group	16,200	$94,751
Beijing Capital International Airport Class H	122,000	131,408
China Galaxy Securities Class H	97,500	85,947
China Medical System Holdings	34,000	48,654
China Mobile	8,500	96,915
China State Construction International Holdings	34,000	43,535
CK Hutchison Holdings	5,000	58,038
CSPC Pharmaceutical Group	48,000	43,733
Dongfeng Motor Group Class H	10,000	11,144
Galaxy Entertainment Group	13,000	43,664
GF Securities Class H †	49,200	113,966
HKT Trust & HKT Stapled Security	70,000	101,432
Link REIT	8,000	49,159
PICC Property & Casualty Class H	40,000	72,992
Ping An Insurance Group of China Class H	17,000	75,913
Shenzhou International Group Holdings	10,000	50,317
Techtronic Industries	20,500	82,441
Tencent Holdings	5,900	131,579
Uni-President China Holdings @	113,000	102,664
Want Want China Holdings	127,000	89,888
WH Group 144A #	63,000	48,482
Yue Yuen Industrial Holdings	6,500	24,509
Zhejiang Expressway Class H	24,000	22,484

		1,623,615

India – 1.76%
HDFC Bank ADR	1,353	87,079

		87,079

Indonesia – 2.93%
Matahari Department Store	52,300	72,649
Telekomunikasi Indonesia Persero	267,000	72,321

		144,970

Malaysia – 2.20%
Telekom Malaysia	22,500	36,674
Westports Holdings	69,000	72,526

		109,200

Philippines – 0.69%
BDO Unibank	15,870	34,275

		34,275

Republic of Korea – 18.27%
Amorepacific	312	109,297
E-MART	203	31,000
Hanon Systems	14,632	151,624

4

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

Republic of Korea (continued)
Hansae	940	$33,363
Hyundai Department Store	1,378	153,201
Korea Kolmar	1,518	117,181
LG Household & Health Care	124	109,871
S-1	58	4,867
Samsung Electronics	101	109,492
Samsung Fire & Marine Insurance	285	66,479
Youngone	542	19,078

		905,453

Singapore – 3.00%
ComfortDelGro	53,600	106,647
Singapore Telecommunications	15,000	42,154

		148,801

Taiwan – 17.03%
Catcher Technology	5,000	38,022
CTBC Financial Holding	79,000	41,423
Cub Elecparts	4,000	45,627
Far EasTone Telecommunications	54,000	124,351
Gourmet Master	14,000	125,351
Hota Industrial Manufacturing	13,000	61,387
Pou Chen	22,000	29,513
St Shine Optical	3,000	65,220
Taiwan Semiconductor Manufacturing	41,000	196,750
Uni-President Enterprises	61,000	116,155

		843,799

Thailand – 6.78%
Airports of Thailand-Foreign Class F	6,300	69,833
Bangkok Bank NVDR	10,500	48,055
Charoen Pokphand Foods-Foreign Class F	160,400	131,328
Digital Telecommunications Infrastructure Fund Class F	217,300	86,981

		336,197

United States – 1.26%
Nexteer Automotive Group	62,000	62,473

		62,473

Total Common Stock (cost $4,207,976)		4,295,862

Exchange-Traded Funds – 8.23%

iShares India 50 ETF	7,387	206,023
iShares MSCI India ETF	7,300	201,699

Total Exchange-Traded Funds (cost $396,794)		407,722

5

Schedule of investments

Delaware Asia Select Fund

	Principal amount°	Value (U.S. $)

Short-Term Investments – 3.86%

Discount Notes – 2.53%≠
Federal Home Loan Bank
0.324% 8/3/16	2,362	$2,360
0.334% 7/13/16	77,442	77,413
0.335% 7/12/16	5,168	5,166
0.335% 7/21/16	7,177	7,174
0.35% 7/25/16	33,408	33,392

		125,505

Repurchase Agreements – 1.33%
Bank of America Merrill Lynch 0.23%, dated 5/31/16, to be repurchased on 6/1/16, repurchase price $13,603 (collateralized by U.S. government obligations 0.625%–1.50% 3/31/23–1/15/26; market value $13,875)	13,603	13,603
Bank of Montreal 0.26%, dated 5/31/16, to be repurchased on 6/1/16, repurchase price $22,671 (collateralized by U.S. government obligations 0.00%–8.75% 5/15/17–11/15/45; market value $23,125)	22,671	22,671
BNP Paribas 0.29%, dated 5/31/16, to be repurchased on 6/1/16, repurchase price $29,726 (collateralized by U.S. government obligations 0.00%–4.75% 7/15/17–5/15/43; market value $30,320)	29,726	29,726

		66,000

Total Short-Term Investments (cost $191,504)		191,505

Total Value of Securities – 98.77% (cost $4,796,274)		$4,895,089

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2016, the aggregate value of Rule 144A securities was $48,482, which represents 0.98% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

@	Illiquid security. At May 31, 2016, the aggregate value of illiquid securities was $102,664, which represents 2.07% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

†	Non-income-producing security.

Δ	Securities have been classified by country of origin.

6

The following foreign currency exchange contracts were outstanding at May 31, 2016:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNYM	HKD	(9,250)	USD	1,190	6/1/16	$1
BNYM	HKD	39,468	USD	(5,081)	6/2/16	(2)
BNYM	KRW	2,199,591	USD	(1,849)	6/1/16	(5)
BNYM	TWD	524,747	USD	(16,099)	6/1/16	(10)

						$(16)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

BNYM – BNY Mellon

ETF – Exchange Traded Fund

HKD – Hong Kong Dollar

KRW – South Korean Won

NVDR – Non-Voting Depository Receipt

REIT – Real Estate Investment Trust

TWD – Taiwan Dollar

USD – U.S. Dollar

See accompanying notes, which are an integral part of the financial statements.

7

Statement of assets and liabilities
Delaware Asia Select Fund	May 31, 2016 (Unaudited)

Assets:
Investments, at value[1]	$4,703,584
Short-term investments, at value[2]	191,505
Foreign currencies, at value[3]	4,144
Cash	2,184
Prepaid expenses	73,228
Receivable for securities sold	16,361
Investment management fees receivable	12,686
Receivable for fund shares sold	10,000
Dividends and interest receivable	5,605
Unrealized appreciation on foreign currency exchange contracts	1

Total assets	5,019,298

Liabilities:
Payable for securities purchased	38,387
Audit and tax fees payable	16,080
Other accrued expenses	8,627
Dividend disbursing and transfer agent fees and expenses payable to affiliates	85
Distribution fees payable to affiliates	40
Reports and statements to shareholders expenses payable to affiliates	33
Trustees’ fees and expenses payable	29
Accounting and administration expenses payable to affiliates	20
Unrealized depreciation on foreign currency exchange contracts	17
Legal fees payable to affiliates	9

Total liabilities	63,327

Total Net Assets	$4,955,971

Net Assets Consist of:
Paid-in capital	$5,175,588
Distributions in excess of net investment income	(3,013)
Accumulated net realized loss on investments	(315,336)
Net unrealized appreciation of investments	98,815
Net unrealized depreciation of foreign currencies	(67)
Net unrealized depreciation of foreign currency exchange contracts	(16)

Total Net Assets	$4,955,971

8

Net Asset Value
Class A:
Net assets	$182,020
Shares of beneficial interest outstanding, unlimited authorization, no par	22,450
Net asset value per share	$8.11
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$8.60

Class C:
Net assets	$5,097
Shares of beneficial interest outstanding, unlimited authorization, no par	631
Net asset value per share	$8.08

Institutional Class:
Net assets	$4,768,854
Shares of beneficial interest outstanding, unlimited authorization, no par	587,790
Net asset value per share	$8.11

[1]Investments, at cost	$4,604,770
[2]Short-term investments, at cost	191,504
[3]Foreign currencies, at cost	4,249

See accompanying notes, which are an integral part of the financial statements.

9

Statement of operations
Delaware Asia Select Fund	December 22, 2015* to May 31, 2016 (Unaudited)

Investment Income:
Dividends	$31,433
Foreign tax withheld	(2,861)

28,572

Expenses:
Legal fees	48,727
Registration fees	24,935
Management fees	19,987
Audit and tax fees	16,081
Custodian fees	8,964
Reports and statements to shareholders	7,347
Accounting and administration expenses	689
Dividend disbursing and transfer agent fees and expenses	561
Distribution expenses – Class A	104
Distribution expenses – Class C	21
Trustees’ fees and expenses	104
Other	5,770

133,290
Less expenses waived	(105,816)
Less waived distribution expenses – Class A	(1)
Less waived distribution expenses – Class C	(5)
Less expense paid indirectly	(1)

Total operating expenses	27,467

Net Investment Income	1,105

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(307,952)
Foreign currencies	195
Foreign currency exchange contracts	(7,579)

Net realized loss	(315,336)

Net unrealized appreciation (depreciation) of:
Investments	98,815
Foreign currencies	(67)
Foreign currency exchange contracts	(16)

Net unrealized appreciation	98,732

Net Realized and Unrealized Loss	(216,604)

Net Decrease in Net Assets Resulting from Operations	$(215,499)

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

10

Statement of changes in net assets

Delaware Asia Select Fund

12/22/15*
to
5/31/16
(Unaudited)

Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,105
Net realized loss	(315,336)
Net unrealized appreciation	98,732

Net decrease in net assets resulting from operations	(215,499)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(4)
Class C	(4)
Institutional Class	(4,110)

(4,118)

Capital Share Transactions:
Proceeds from shares sold:
Class A	174,237
Class C	5,334
Institutional Class	4,992,516

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	4
Class C	4
Institutional Class	3,493

5,175,588

Cost of shares redeemed:
Increase in net assets derived from capital share transactions	5,175,588

Net Increase in Net Assets	4,955,971

Net Assets:
End of period	$4,955,971

Distributions in excess of net investment income	$(3,013)

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

11

Financial highlights

Delaware Asia Select Fund

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized loss
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

12

Class A	Class C	Institutional Class
12/22/15[1]	12/22/15[1]	12/22/15[1]
to	to	to
5/31/16	5/31/16	5/31/16
(Unaudited)	(Unaudited)	(Unaudited)
$ 8.500	$ 8.500	$ 8.500

(0.007)	(0.026)	0.002
(0.376)	(0.387)	(0.385)
(0.383)	(0.413)	(0.383)

(0.007)	(0.007)	(0.007)
(0.007)	(0.007)	(0.007)

$ 8.11	$ 8.08	$ 8.11

(4.51% )	(4.86% )	(4.51%)

$ 182	$ 5	$ 4,769
1.54%	2.09%	1.30%
6.58%	7.33%	6.33%
(0.18% )	(0.73% )	0.06%
(5.22% )	(5.97% )	(4.97%)
49%	49%	49%

13

Notes to financial statements
Delaware Asia Select Fund	May 31, 2016 (Unaudited)

Delaware Group® Global & International Funds (Trust) is organized as a Delaware statutory trust and offers five series: Delaware Asia Select Fund (formerly, Delaware Macquarie Asia Select Fund), Delaware Emerging Markets Fund, Delaware Focus Global Growth Fund, Delaware Global Value Fund, and Delaware International Value Equity Fund. These financial statements and the related notes pertain to Delaware Asia Select Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00%, if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles

(U.S. GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company

14

under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefits or expenses in the current period.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered on May 31, 2016, and matured the following business day.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statement of operations” under “Net realized and unrealized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The Fund is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of

15

Notes to financial statements

Delaware Asia Select Fund

1. Significant Accounting Policies (continued)

investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the period Dec. 22, 2015* through May 31, 2016.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the period Dec. 22, 2015* through May 31, 2016, the Fund earned $1 under this agreement.

*Date of commencement of operations.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.95% on the first $500 million of average daily net assets of the Fund, 0.90% on the next $500 million, 0.85% on the next $1.5 billion, and 0.80% on the average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) do not exceed 1.30% of the Fund’s average daily net assets from Dec. 1, 2015 through May 31, 2016.** For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement may only be terminated by agreement of DMC and the Fund.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are

16

calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative net asset value (NAV) basis. For the period Dec. 22, 2015* through May 31, 2016, the Fund was charged $100 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative NAV basis. For the period Dec. 22, 2015* through May 31, 2016, the Fund was charged $440 for these services. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. Institutional Class shares pay no distribution and service fee. Prior to Jan. 25, 2016, DDLP had voluntarily agreed to waive distribution and service fees to 0.00% of the average daily net assets for both Class A and Class C shares.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the period Dec. 22, 2015* through May 31, 2016, the Fund was charged $23,640 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

*Date of commencement of operations.

**The contractual waiver period is from Dec. 1, 2015 through May 2, 2017.

17

Notes to financial statements

Delaware Asia Select Fund

3. Investments

For the period Dec. 22, 2015* through May 31, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$6,451,634
Sales	1,538,911

At May 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2016, the cost and unrealized appreciation (depreciation) of investments were as follows:

Cost of investments	$4,796,274

Aggregate unrealized appreciation of investments	$267,823
Aggregate unrealized depreciation of investments	(169,008)

Net unrealized appreciation of investments	$98,815

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any

18

restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2016:

Securities	Level 1	Level 2	Total

Common Stock	$4,295,862	$—	$4,295,862
Exchange-Traded Funds	407,722	—	407,722
Short-Term Investments	—	191,505	191,505

Total Value of Securities	$4,703,584	$191,505	$4,895,089

Foreign Currency Exchange Contracts	$—	$(16)	$(16)

During the period Dec. 22, 2015* through May 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s NAV is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At May 31, 2016, there were no Level 3 investments.

*Date of commencement of operations.

19

Notes to financial statements

Delaware Asia Select Fund

4. Capital Shares

Transactions in capital shares were as follows:

	12/22/15* to 5/31/16
Shares sold:
Class A	22,450
Class C	631
Institutional Class	587,376

Shares issued upon reinvestment of dividends and distributions:
Class A	—	**
Class C	—	**
Institutional Class	414
	610,871
Net increase	610,871

*Date of commencement of operations.

**Amount is less than 0.50 share.

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.10%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 7, 2016.

The Fund had no amounts outstanding as of May 31, 2016, or at any time during the period then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is

20

recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the period Dec. 22, 2015* through May 31, 2016, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

During the period Dec. 22, 2015* through May 31, 2016, the Fund experienced net realized gains or losses attributable to foreign currency holdings which are reflected on the “Statement of operations” under “Net realized gain (loss) on foreign currency exchange contracts.”

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the period Dec. 22, 2015* through May 31, 2016.

	Long Derivatives Volume	Short Derivatives Volume
Foreign currency exchange contracts (average cost)	USD 9,185	USD 11,262

*Date of commencement of operations.

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and requires an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a

21

Notes to financial statements

Delaware Asia Select Fund

7. Offsetting (continued)

counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At May 31, 2016, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$1	$(17)	$(16)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
Bank of America Merrill Lynch	$(16)	$—	$—	$—	$—	$(16)

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-cash Collateral Received	Cash Collateral Received	Net Collateral Received	Net Exposure(a)
Bank of America Merrill Lynch	$13,603	$(13,603)	$—	$(13,603)	$—
Bank of Montreal	22,671	(22,671)	—	(22,671)	—
BNP Paribas	29,726	(29,726)	—	(29,726)	—
Total	$66,000	$(66,000)	$—	$(66,000)	$—

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on

22

any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Prior to Dec. 29, 2015, cash collateral received was generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust), a pooled account established by BNY Mellon for the use of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust sought to maintain a NAV per unit of $1.00. Under the previous investment guidelines, the Collective Trust was permitted to invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust would generally have a dollar-weighted average portfolio maturity of 60 days or less.

On Dec. 29, 2015, the assets in the Collective Trust were transferred to a series of individual separate accounts, each corresponding to a Fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by U.S. Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations, commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent, and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those

23

Notes to financial statements

Delaware Asia Select Fund

8. Securities Lending (continued)

circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the period Dec. 22, 2015* through May 31, 2016, the Fund had no securities out on loan.

*Date of commencement of operations.

9. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments, or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2016, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the “Schedule of investments.” When monitoring compliance with the Fund’s illiquid limit, certain holdings that are common to multiple clients of the investment manager may be aggregated and considered illiquid in the aggregate solely for monitoring purposes. For purposes of determining illiquidity for financial reporting purposes, only the holdings of this Fund will be considered.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

24

11. Recent Accounting Pronouncements

In May 2015, the FASB issued Accounting Standard Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share.” The amendments in this update are effective for the Fund for fiscal years beginning after Dec. 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at NAV per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management is evaluating the impact, if any, of this guidance on the Fund’s financial statement disclosures.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2016 that would require recognition or disclosure in the Fund’s financial statements.

25

About the organization

Board of trustees

Shawn K. Lytle	Ann D. Borowiec	John A. Fry	Frances A.
President and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Chairman of the Board Delaware Investments Family of Funds Private Investor Rosemont, PA	Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY

Sevilla-Sacasa

Chief Executive Officer

Banco Itaú

International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and

Treasurer

3M Corporation

St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Investments	Delaware Investments
Delaware Investments	Family of Funds	Family of Funds
Family of Funds	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Asia Select Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com/literature.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawareinvestments.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com/proxy; and (ii) on the SEC’s website at sec.gov.

26

Semiannual report

Global / international equity mutual fund

Delaware Focus Global Growth Fund

May 31, 2016

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Focus Global Growth Fund at delawareinvestments.com/literature.

Manage your investments online

●	24-hour access to your account information

●	Obtain share prices

●	Check your account balance and recent transactions

●	Request statements or literature

●	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment, and funds management services.

Neither Delaware Investments nor its affiliates referred to in this document are authorized deposit-taking institutions for the purpose of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of Macquarie Group Limited and an affiliate of Delaware Investments. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by U.S. laws and regulations.

Unless otherwise noted, views expressed herein are current as of May 31, 2016, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2016 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from December 1, 2015 to May 31, 2016 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Dec. 1, 2015 to May 31, 2016.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from December 1, 2015 to May 31, 2016 (Unaudited)

Delaware Focus Global Growth Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/15	5/31/16	Expense Ratio	12/1/15 to 5/31/16*

Actual Fund return†
Class A	$1,000.00	$985.20	1.45%	$7.20
Class C	1,000.00	980.90	2.20%	10.89
Class R	1,000.00	984.00	1.70%	8.43
Institutional Class	1,000.00	985.90	1.20%	5.96

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.75	1.45%	$7.31
Class C	1,000.00	1,014.00	2.20%	11.08
Class R	1,000.00	1,016.50	1.70%	8.57
Institutional Class	1,000.00	1,019.00	1.20%	6.06

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / country and sector allocations
Delaware Focus Global Growth Fund	As of May 31, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / country	Percentage of net assets
Common Stock by Country	97.01%
Argentina	1.53%
Brazil	1.59%
China/Hong Kong	5.58%
Denmark	3.07%
India	1.92%
Japan	3.59%
Mexico	2.38%
Netherlands	5.21%
Spain	5.29%
Taiwan	2.12%
United Kingdom	10.73%
United States	54.00%
Short-Term Investments	2.43%
Total Value of Securities	99.44%
Receivables and Other Assets Net of Liabilities	0.56%
Total Net Assets	100.00%

3

Security type / country and sector allocations

Delaware Focus Global Growth Fund

Common stock by sector²	Percentage of net assets
Consumer Discretionary	16.47%
Consumer Staples	1.95%
Energy	1.50%
Financials	3.12%
Healthcare	14.82%
Industrials	8.11%
Information Technology*	37.80%
Technology	13.24%
Total	97.01%

² Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

* To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended) The Information Technology sector consisted of commercial services, computers, diversified financial services, Internet, machinery, semiconductors, and software. As of May 31, 2016, such amounts, as a percentage of total net assets, were 3.80%, 2.46%, 6.75%, 9.64%, 2.09%, 5.21%, and 7.85%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentages in the Information Technology sector for financial reporting purposes may exceed 25%.

4

Schedule of investments
Delaware Focus Global Growth Fund	May 31, 2016 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 97.01%Δ

Argentina – 1.53%
MercadoLibre	12,482	$1,703,793

		1,703,793

Brazil – 1.59%
Localiza Rent a Car	192,085	1,772,225

		1,772,225

China/Hong Kong – 5.58%
Baidu ADR †	19,179	3,424,219
Tencent Holdings	124,859	2,784,553

		6,208,772

Denmark – 3.07%
Novo Nordisk Class B	61,349	3,412,204

		3,412,204

India – 1.92%
Zee Entertainment Enterprises	324,094	2,135,499

		2,135,499

Japan – 3.59%
Kakaku.com	13,191	250,157
Monotaro	13,061	452,332
Start Today	71,987	3,289,423

		3,991,912

Mexico – 2.38%
Grupo Televisa ADR	98,950	2,645,923

		2,645,923

Netherlands – 5.21%
Core Laboratories	13,790	1,672,037
NXP Semiconductors †	43,723	4,131,386

		5,803,423

Spain – 5.29%
Amadeus IT Holding	68,444	3,170,681
Grifols	119,960	2,718,188

		5,888,869

Taiwan – 2.12%
Taiwan Semiconductor Manufacturing ADR	95,529	2,361,477

		2,361,477

United Kingdom – 10.73%
ARM Holdings	202,767	2,898,598
Experian	185,388	3,506,698
Intercontinental Hotels Group	58,458	2,253,006
Intertek Group	72,371	3,288,157

		11,946,459

5

Schedule of investments

Delaware Focus Global Growth Fund

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

United States – 54.00%
Allergan	15,045	$3,546,859
Alphabet Class A †	3,075	2,302,714
Alphabet Class C †	3,078	2,264,546
Biogen †	9,085	2,632,197
Celgene †	39,688	4,187,878
eBay †	104,863	2,564,949
Electronic Arts †	40,926	3,141,071
Intercontinental Exchange	12,818	3,475,216
Intuit	23,327	2,488,058
Liberty Global Class C †	66,896	2,416,952
MasterCard Class A	37,185	3,566,041
Microsoft	58,112	3,079,936
Nielsen Holdings	41,382	2,209,385
PayPal Holdings †	111,855	4,227,000
QUALCOMM	62,612	3,438,651
TripAdvisor †	49,961	3,384,358
VeriFone Systems †	103,718	2,738,155
Visa Class A	49,938	3,942,106
Walgreens Boots Alliance	28,009	2,167,897
Zebra Technologies †	43,827	2,327,652

		60,101,621

Total Common Stock (cost $90,961,276)		107,972,177

	Principal amount°

Short-Term Investments – 2.43%

Discount Notes – 1.05%≠
Federal Home Loan Bank
0.316% 7/13/16	687,952	687,694
0.325% 8/3/16	21,008	20,993
0.335% 7/12/16	147,891	147,837
0.335% 7/21/16	205,405	205,313
0.34% 7/22/16	20,018	20,009
0.35% 7/25/16	68,552	68,519
0.385% 6/8/16	22,190	22,189

		1,172,554

Repurchase Agreements – 1.38%
Bank of America Merrill Lynch 0.23%, dated 5/31/16, to be repurchased on 6/1/16, repurchase price $317,196 (collateralized by U.S. government obligations 0.625%–1.50% 3/31/23–1/15/26; market value $323,538)	317,194	317,194

6

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Repurchase Agreements (continued)
Bank of Montreal 0.26%, dated 5/31/16, to be repurchased on 6/1/16, repurchase price $528,660 (collateralized by U.S. government obligations 0.00%–8.75% 5/15/17–11/15/45; market value $539,229)	528,656	$528,656
BNP Paribas 0.29%, dated 5/31/16, to be repurchased on 6/1/16, repurchase price $693,156 (collateralized by U.S. government obligations 0.00%–4.75% 7/15/17–5/15/43; market value $707,014)	693,150	693,150

		1,539,000

Total Short-Term Investments (cost $2,711,550)		2,711,554

Total Value of Securities – 99.44% (cost $93,672,826)		$110,683,731

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

†	Non-income-producing security.

Δ	Securities have been classified by country of origin. Aggregate classification by business sectors has been presented on page 4 in “Security type / country and sector allocations.”

The following foreign currency exchange contracts were outstanding at May 31, 20161:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNYM	JPY	(9,688,236)	USD	88,102	6/1/16	$611
BNYM	JPY	(25,216,492)	USD	226,769	6/2/16	(958)
BNYM	JPY	(22,190,187)	USD	200,056	6/3/16	(345)

						$(692)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

7

Schedule of investments

Delaware Focus Global Growth Fund

Summary of abbreviations:

ADR – American Depositary Receipt

BNYM – BNY Mellon

JPY – Japanese Yen

USD – U.S. Dollar

See accompanying notes, which are an integral part of the financial statements.

8

Statement of assets and liabilities
Delaware Focus Global Growth Fund	May 31, 2016 (Unaudited)

Assets:
Investments, at value[1]	$107,972,177
Short-term investments, at value[2]	2,711,554
Foreign currencies, at value[3]	177,245
Receivable for securities sold	545,274
Dividends and interest receivable	259,002
Receivable for fund shares sold	42,875
Unrealized gain on foreign currency exchange contracts	611

Total assets	111,708,738

Liabilities:
Cash overdraft	1,894
Payable for fund shares redeemed	182,727
Payable for securities purchased	29,675
Other accrued expenses	80,908
Investment management fees payable	78,578
Distribution fees payable to affiliates	8,555
Trustees’ fees and expenses payable	640
Audit and tax fees payable	17,337
Dividend disbursing and transfer agent fees and expenses payable to affiliates	1,907
Unrealized depreciation on foreign currency exchange contracts	1,303
Reports and statements to shareholders expenses payable to affiliates	38
Legal fees payable to affiliates	822
Accounting and administration expense payable to affiliates	438

Total liabilities	404,822

Total Net Assets	$111,303,916

Net Assets Consist of:
Paid-in capital	$ 98,174,738
Undistributed net investment income	240,137
Undistributed net realized loss on investments	(4,112,709)
Net unrealized appreciation of investments	17,010,905
Net unrealized depreciation of foreign currencies	(8,463)
Net unrealized depreciation of foreign currency exchange contracts	(692)

Total Net Assets	$111,303,916

9

Statement of assets and liabilities

Delaware Focus Global Growth Fund

Net Asset Value
Class A:
Net assets	$20,611,766
Shares of beneficial interest outstanding, unlimited authorization, no par	1,095,375
Net asset value per share	$18.82
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$19.97

Class C:
Net assets	$4,994,353
Shares of beneficial interest outstanding, unlimited authorization, no par	275,865
Net asset value per share	$18.10

Class R:
Net assets	$51,825
Shares of beneficial interest outstanding, unlimited authorization, no par	2,788
Net asset value per share	$18.59

Institutional Class:
Net assets	$85,645,972
Shares of beneficial interest outstanding, unlimited authorization, no par	4,502,298
Net asset value per share	$19.02

[1]Investments, at cost	$90,961,276
[2]Short-term investments, at cost	2,711,550
[3]Foreign currencies, at cost	178,623

See accompanying notes, which are an integral part of the financial statements.

10

Statement of operations
Delaware Focus Global Growth Fund	Six months ended May 31, 2016 (Unaudited)

Investment Income:
Dividends	$ 1,029,092
Interest	1,880
Foreign tax withheld	(24,900)

1,006,072

Expenses:
Management fees	479,748
Distribution expenses – Class A	28,236
Distribution expenses – Class C	25,490
Distribution expenses – Class R	142
Dividend disbursing and transfer agent fees and expenses	76,154
Registration fees	30,601
Audit and tax fees	24,591
Reports and statements to shareholders	18,763
Accounting and administration expenses	18,489
Custodian fees	9,229
Legal fees	8,974
Trustees’ fees and expenses	2,896
Other	7,462

730,775
Less expense paid indirectly	(55)

Total operating expenses	730,720

Net Investment Income	275,352

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments*	(3,671,937)
Foreign currencies	(26,003)
Foreign currency exchange contracts	6,674

Net realized loss	(3,691,266)

Net change in unrealized appreciation (depreciation) of:
Investments	696,748
Foreign currencies	7,863
Foreign currency exchange contracts	85

Net change in unrealized appreciation (depreciation)	704,696

Net Realized and Unrealized Loss	(2,986,570)

Net Decrease in Net Assets Resulting from Operations	$(2,711,218)

*Includes $59,149 capital gain taxes paid.

See accompanying notes, which are an integral part of the financial statements.

11

Statements of changes in net assets

Delaware Focus Global Growth Fund

	Six months ended 5/31/16 (Unaudited)	Year ended 11/30/15

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$275,352	$(105,259)
Net realized gain (loss)	(3,691,266)	5,824,654
Net change in unrealized appreciation (depreciation)	704,696	(6,599,389)

Net decrease in net assets resulting from operations	(2,711,218)	(879,994)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	9	(109,681)
Class R	—	(217)
Institutional Class	3	(605,037)

Net realized gain:
Class A	(908,814)	—
Class C	(192,191)	—
Class R	(1,918)	—
Institutional Class	(3,094,350)	—

	(4,197,261)	(714,935)

Capital Share Transactions:
Proceeds from shares sold:
Class A	2,131,631	3,949,273
Class C	348,189	1,211,543
Class R	1,566	31,354
Institutional Class	5,799,787	15,465,793

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	847,004	101,162
Class C	191,962	—
Class R	1,917	217
Institutional Class	3,094,111	605,037

	12,416,167	21,364,379

12

	Six months ended 5/31/16 (Unaudited)	Year ended 11/30/15

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(7,564,462)	$(5,194,785)
Class C	(647,004)	(1,432,163)
Class R	(55,564)	(63,876)
Institutional Class	(12,560,443)	(19,739,221)

	(20,827,473)	(26,430,045)

Decrease in net assets derived from capital share transactions	(8,411,306)	(5,065,666)

Net Decrease in Net Assets	(15,319,785)	(6,660,595)

Net Assets:
Beginning of period	126,623,701	133,284,296

End of period	$111,303,916	$126,623,701

Undistributed (distributions in excess of) net investment income	$240,137	$(35,227)

See accompanying notes, which are an integral part of the financial statements.

13

Financial highlights

Delaware Focus Global Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

14

Six months ended
5/31/15[1]	Year ended

(Unaudited)	11/30/15	11/30/14	11/30/13	11/30/12	11/30/11

$ 19.780	$ 20.060	$ 19.180	$ 15.900	$ 13.880	$ 13.720

0.030	(0.046)	0.104	0.031	(0.002)	—
(0.322)	(0.158)	1.099	3.249	2.133	0.594
(0.292)	(0.204)	1.203	3.280	2.131	0.594

—	(0.076)	—	—	—	(0.028)
(0.668)	—	(0.323)	—	(0.111)	(0.406)
(0.668)	(0.076)	(0.323)	—	(0.111)	(0.434)

$ 18.820	$ 19.780	$ 20.060	$ 19.180	$ 15.900	$ 13.880

(1.48%)	(1.02% )	6.37%	20.63%	15.49%	4.28%

$ 20,612	$ 27,046	$ 28,583	$ 46,830	$ 16,753	$ 8,244
1.45%	1.45%	1.40%	1.51%	1.55%	1.51%
1.45%	1.45%	1.40%	1.55%	1.76%	2.78%
0.33%	(0.23% )	0.54%	0.18%	(0.02% )	0.00%
0.33%	(0.23% )	0.54%	0.14%	(0.23% )	(1.27% )
14%	41%	26%	36%	37%	18%

15

Financial highlights

Delaware Focus Global Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflect a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

16

Six months ended							12/29/10[2]
5/31/15[1]	Year ended						to

(Unaudited)	11/30/15		11/30/14	11/30/13		11/30/12	11/30/11

$ 19.130	$ 19.470		$ 18.760	$ 15.670		$ 13.780	$ 14.120

(0.037)	(0.189)		(0.039)	(0.097)		(0.113)	(0.108)
(0.325)	(0.151)		1.072	3.187		2.114	(0.232)
(0.362)	(0.340)		1.033	3.090		2.001	(0.340)

(0.668)	—		(0.323)	—		(0.111)	—
(0.668)	—		(0.323)	—		(0.111)	—

$ 18.100	$ 19.130		$ 19.470	$ 18.760		$ 15.670	$ 13.780

(1.91%)	(1.75%	)	5.59%	19.72%		14.66%	(2.41%	)

$ 4,994	$ 5,424		$ 5,759	$ 5,863		$ 1,594	$ 68
2.20%	2.20%		2.15%	2.26%		2.30%	2.30%
2.20%	2.20%		2.15%	2.26%		2.46%	3.52%
(0.42%)	(0.98%	)	(0.21% )	(0.57%	)	(0.77% )	(0.85%	)
(0.42%)	(0.98%	)	(0.21% )	(0.57%	)	(0.93% )	(2.07%	)
14%	41%		26%	36%		37%	18%[5]

17

Financial highlights

Delaware Focus Global Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended						12/29/10[2]
5/31/15[1]	Year ended					to

(Unaudited)	11/30/15	11/30/14	11/30/13		11/30/12	11/30/11

$ 19.570	$ 19.850	$ 19.030	$ 15.810		$ 13.840	$ 14.120

0.007	(0.095)	0.056	(0.013)		(0.040)	(0.043)
(0.319)	(0.157)	1.087	3.233		2.121	(0.237)
(0.312)	(0.252)	1.143	3.220		2.081	(0.280)

—	(0.028)	—	—		—	—
(0.668)	—	(0.323)	—		(0.111)	—
(0.668)	(0.028)	(0.323)	—		(0.111)	—

$ 18.590	$ 19.570	$ 19.850	$ 19.030		$ 15.810	$ 13.840

(1.60%)	(1.27% )	6.10%	20.37%		15.17%	(1.98%	)

$ 52	$ 107	$ 141	$ 129		$ 61	$ 5
1.70%	1.70%	1.65%	1.76%		1.80%	1.80%
1.70%	1.70%	1.65%	1.84%		2.06%	3.12%
0.08%	(0.48% )	0.29%	(0.07%	)	(0.27% )	(0.35%	)
0.08%	(0.48% )	0.29%	(0.15%	)	(0.53% )	(1.67%	)
14%	41%	26%	36%		37%	18%	[5]

19

Financial highlights

Delaware Focus Global Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended
5/31/15[1]	Year ended

(Unaudited)	11/30/15	11/30/14	11/30/13	11/30/12	11/30/11

$ 19.970	$20.250	$19.320	$ 15.970	$ 13.910	$ 13.720

0.054	0.003	0.154	0.075	0.035	0.038
(0.336)	(0.159)	1.113	3.275	2.136	0.586
(0.282)	(0.156)	1.267	3.350	2.171	0.624

—	(0.124)	(0.014)	—	—	(0.028)
(0.668)	—	(0.323)	—	(0.111)	(0.406)
(0.668)	(0.124)	(0.337)	—	(0.111)	(0.434)

$ 19.020	$ 19.970	$20.250	$ 19.320	$ 15.970	$ 13.910

(1.41% )	(0.77% )	6.66%	20.98%	15.75%	4.51%

$ 85,646	$ 94,047	$98,801	$ 34,541	$ 11,699	$ 7,336
1.20%	1.20%	1.15%	1.26%	1.30%	1.28%
1.20%	1.20%	1.15%	1.26%	1.46%	2.47%
0.58%	0.02%	0.79%	0.43%	0.23%	0.27%
0.58%	0.02%	0.79%	0.43%	0.07%	(0.92% )
14%	41%	26%	36%	37%	18%

21

Notes to financial statements
Delaware Focus Global Growth Fund	May 31, 2016 (Unaudited)

Delaware Group® Global & International Funds (Trust) is organized as a Delaware statutory trust and offers five series: Delaware Asia Select Fund (formerly, Delaware Macquarie Asia Select Fund), Delaware Emerging Markets Fund, Delaware Focus Global Growth Fund, Delaware Global Value Fund, and Delaware International Value Equity Fund. These financial statements and the related notes pertain to Delaware Focus Global Growth Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00%, if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite

22

distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Nov. 30, 2012–Nov. 30, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests in that may date back to the inception of the Fund.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered on May 31, 2016 and matured the following business day.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statement of operations” under “Net realized and unrealized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The Fund is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are

23

Notes to financial statements

Delaware Focus Global Growth Fund

1. Significant Accounting Policies (continued)

paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively over the lives of the respective securities using the effective interest method. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund pays foreign capital gain taxes on certain foreign securities held, which are reported as components of realized and unrealized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended May 31, 2016.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended May 31, 2016, the Fund earned $55 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.85% on the first $500 million of average daily net assets of the Fund, 0.80% on the next $500 million, 0.75% on the next $1.5 billion, and 0.70% on the average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) do not exceed 1.30% of the Fund’s average daily net assets from Dec. 1, 2015 through May 31, 2016.* For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement may only be terminated by agreement of DMC and the Fund.

24

Jackson Square Partners, LLC (JSP), a related party of DMC, furnishes investment sub-advisory services to the Fund. For these services, DMC, not the Fund, pays JSP fees based on the aggregate average daily net assets of the Fund at the following annual rate: 0.425% of the first $500 million; 0.40% of the next $500 million; 0.375% of the next $1.5 billion; and 0.35% of aggregate average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative net asset value (NAV) basis. For the six months ended May 31, 2016, the Fund was charged $2,688 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended May 31, 2016, the amount charged by DIFSC was $11,819. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service fee.

As provided in the investment management agreement, the Fund bears a portion of the cost of resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended May 31, 2016, the Fund was charged $5,855 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended May 31, 2016, DDLP earned $670 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2016, DDLP received gross CDSC commissions of $19 on redemptions of the Fund’s Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

25

Notes to financial statements

Delaware Focus Global Growth Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

*The contractual waiver period is from March 30, 2015 through March 30, 2017.

3. Investments

For the six months ended May 31, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$16,275,043
Sales	30,854,134

At May 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2016, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost of investments	$93,672,826

Aggregate unrealized appreciation of investments	$23,693,235
Aggregate unrealized depreciation of investments	(6,682,330)

Net unrealized appreciation of investments	$17,010,905

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities,

26

credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2016:

Securities	Level 1	Level 2	Total

Common Stock
Argentina	$1,703,793	$—	$1,703,793
Brazil	1,772,225	—	1,772,225
China/Hong Kong	6,208,772	—	6,208,772
Denmark	3,412,204	—	3,412,204
India	2,135,499	—	2,135,499
Japan	3,539,580	452,332	3,991,912
Mexico	2,645,923	—	2,645,923
Netherlands	5,803,423	—	5,803,423
Spain	5,888,869	—	5,888,869
Taiwan	2,361,477	—	2,361,477
United Kingdom	9,693,453	2,253,006	11,946,459
United States	60,101,621	—	60,101,621
Short-Term Investments	—	2,711,554	2,711,554

Total Value of Securities	$105,266,839	$5,416,892	$110,683,731

Foreign Currency Exchange Contracts	$—	$(692)	$(692)

As a result of utilizing international fair value pricing at May 31, 2016, a portion of the Fund’s common stock was categorized as Level 2.

During the six months ended May 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of

27

Notes to financial statements

Delaware Focus Global Growth Fund

3. Investments (continued)

international securities (those that traded on exchanges that close at a different time than the time that the Fund’s NAV is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At May 31, 2016, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 5/31/16	Year ended 11/30/15
Shares sold:
Class A	113,700	199,663
Class C	19,054	62,707
Class R	88	1,588
Institutional Class	314,657	780,574

Shares issued upon reinvestment of dividends and distributions:
Class A	44,982	5,071
Class C	10,559	—
Class R	103	11
Institutional Class	162,677	30,131

	665,820	1,079,745

Shares redeemed:
Class A	(430,478)	(262,376)
Class C	(37,324)	(74,939)
Class R	(2,884)	(3,222)
Institutional Class	(685,346)	(980,618)

	(1,156,032)	(1,321,155)

Net decrease	(490,212)	(241,410)

28

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. For the six months ended May 31, 2016, the Fund had the following exchange transactions:

		Six months ended
		5/31/16

Exchange Redemptions			Exchange Subscriptions
Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Value
4,161	3,365	—	—	4,684	$87,994

There were no exchanges as of Nov. 30, 2015.

These exchange transactions are included as subscriptions and redemptions in the table on the previous page and the “Statements of changes in net assets.”

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $275,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 9, 2015.

On Nov. 9, 2015, the Fund along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement, with the exception of the annual commitment fee. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.10%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The line of credit available under the agreement expires on Nov. 7, 2016.

The Fund had no amounts outstanding as of May 31, 2016, or at any time during the period then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into

29

Notes to financial statements

Delaware Focus Global Growth Fund

6. Derivatives (continued)

these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended May 31, 2016, the Fund held foreign currency exchange contracts which produced net realized gains and are reflected on the “Statement of operations” under “Net realized gain on foreign currency exchange contracts.”

During the six months ended May 31, 2016, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended May 31, 2016.

	Long Derivatives Volume	Short Derivatives Volume
Foreign currency exchange contracts (average cost)	$ 5,368	$ 130,341

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and requires an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts

30

and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At May 31, 2016, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
BNY Mellon	$—	$(692)	$(692)

		Fair Value of Non-Cash	Cash Collateral	Fair Value of Non-Cash	Cash Collateral
Counterparty	Net Position	Collateral Received	Received	Collateral Pledged	Pledged	Net Amount(a)
BNY Mellon	$(692)	$—	$—	$—	$—	$(692)

Master Repurchase Agreements

	Repurchase	Fair Value of Non-cash	Cash Collateral	Net Collateral
Counterparty	Agreements	Collateral Received	Received	Received	Net Exposure(a)
Bank of America Merrill Lynch	$ 317,194	$ (317,194)	$—	$ (317,194)	$—
Bank of Montreal	528,656	(528,656)	—	(528,656)	—
BNP Paribas	693,150	(693,150)	—	(693,150)	—
Total	$1,539,000	$(1,539,000)	$—	$(1,539,000)	$—

(a)Net amount represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security

31

Notes to financial statements

Delaware Focus Global Growth Fund

8. Securities Lending (continued)

loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Prior to Dec. 29, 2015, cash collateral received was generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust), a pooled account established by BNY Mellon for the use of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust sought to maintain a NAV per unit of $1.00. Under the previous investment guidelines, the Collective Trust was permitted to invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust would generally have a dollar-weighted average portfolio maturity of 60 days or less.

On Dec. 29, 2015, the assets in the Collective Trust were transferred to a series of individual separate accounts, each corresponding to a Fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by U.S. Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities or establishments; obligations of supranational organizations, commercial paper, notes, bonds and other debt obligations; certificates of deposit, time deposits and other bank obligations; and asset-backed securities.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

32

During the six months ended May 31, 2016, the Fund had no securities out on loan.

9. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments, or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2016, there were no Rule 144A securities held in the Fund, and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. When monitoring compliance with the Fund’s illiquid limit, certain holdings that are common to multiple clients of the investment manager may be aggregated and considered illiquid in the aggregate solely for monitoring purposes. For purposes of determining illiquidity for financial reporting purposes, only the holdings of this Fund will be considered.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

33

Notes to financial statements

Delaware Focus Global Growth Fund

11. Recent Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share.” The amendments in this update are effective for the Fund for fiscal years beginning after Dec. 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if the fair value is measured at NAV per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management is evaluating the impact, if any, of this guidance on the Fund’s financial statement disclosures.

12. Subsequent Events

Effective June 1, 2016, sub-advisory fees paid by DMC to JSP are based on the aggregate average daily net assets of the Fund at the following annual rate: 0.51% of the first $500 million; 0.48% of the next $500 million; 0.45% of the next $1.5 billion; and 0.42% of aggregate average daily net assets in excess of $2.5 billion.

Management has determined that no other material events or transactions occurred subsequent to May 31, 2016 that would require recognition or disclosure in the Fund’s financial statements.

34

About the organization

Board of trustees

Shawn K. Lytle	Ann D. Borowiec	John A. Fry	Frances A.
President and	Former Chief Executive	President	Sevilla-Sacasa
Chief Executive Officer	Officer	Drexel University	Chief Executive Officer
Delaware Investments®	Private Wealth Management	Philadelphia, PA	Banco Itaú
Family of Funds Philadelphia, PA Thomas L. Bennett Chairman of the Board Delaware Investments Family of Funds Private Investor Rosemont, PA	J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY	International Miami, FL Thomas K. Whitford Former Vice Chairman PNC Financial Services Group Pittsburgh, PA Janet L. Yeomans Former Vice President and Treasurer 3M Corporation St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Investments	Delaware Investments
Delaware Investments	Family of Funds	Family of Funds
Family of Funds	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Focus Global Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com/literature.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawareinvestments.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com/proxy; and (ii) on the SEC’s website at sec.gov.

35

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® GLOBAL & INTERNATIONAL FUNDS

/s/ SHAWN LYTLE
By:	Shawn Lytle
Title:	President and Chief Executive Officer
Date:	August 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN LYTLE
By:	Shawn Lytle
Title:	President and Chief Executive Officer
Date:	August 4, 2016

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 4, 2016